United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-07-31

Date of Reporting Period: 2026-07-31

Item 1.	Reports to Stockholders

Federated Hermes Government Obligations Fund

Administrative Shares | GOEXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
50.8%
U.S. Government Agency Securities
25.0%
U.S. Treasury Securities
22.7%

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919395

Q450513-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Advisor Shares | GOVXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919437

Q450513-K (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Capital Shares | GOCXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919809

Q450513-G (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash II Shares | GFYXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$84	0.83%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919676

Q450513-E (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash Series Shares | GFSXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919684

Q450513-F (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Institutional Shares | GOIXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N104

Q450513-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Premier Shares | GOFXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919718

Q450513-J (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

SDG Shares | GPHXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$15	0.15%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R104

Q450513-L (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Select Shares | GRTXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$18	0.18%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919478

Q450513-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Service Shares | GOSXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N807

Q450513-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Trust Shares | GORXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.68%

Key Fund Statistics

  Net Assets$177,455,889,239
  Number of Investments135
  Total Advisory Fees Paid$131,821,911

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N153

Q450513-H (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Institutional Shares | POIXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Key Fund Statistics

  Net Assets$17,442,896,871
  Number of Investments153
  Total Advisory Fees Paid$16,470,850

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
50.5%
Commercial Paper
20.8%
Bank Instruments
15.3%
Variable Rate Instruments
11.0%
Bank Note
1.9%
Asset-Backed Securities
0.1%

Table Summary
Value	Value
Asset-Backed Securities	0.1%
Bank Note	1.9%
Variable Rate Instruments	11.0%
Bank Instruments	15.3%
Commercial Paper	20.8%
Other Repurchase Agreements and Repurchase Agreements	50.5%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	12.3%
91-180 Days	6.1%
31-90 Days	10.0%
8-30 Days	3.2%
1-7 Days	68.0%

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N203

Q450523-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Service Shares | PRSXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Key Fund Statistics

  Net Assets$17,442,896,871
  Number of Investments153
  Total Advisory Fees Paid$16,470,850

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	0.1%
Bank Note	1.9%
Variable Rate Instruments	11.0%
Bank Instruments	15.3%
Commercial Paper	20.8%
Other Repurchase Agreements and Repurchase Agreements	50.5%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	12.3%
91-180 Days	6.1%
31-90 Days	10.0%
8-30 Days	3.2%
1-7 Days	68.0%

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N708

Q450523-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Automated Shares | PTAXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
52.8%
Commercial Paper
17.5%
Bank Instruments
12.8%
Variable Rate Instruments
11.5%
Bank Note
3.3%

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919627

Q450519-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Advisor Shares | PCVXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$20	0.20%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919429

Q450519-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Capital Shares | PCCXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N591

Q450519-H (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash II Shares | PCDXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$91	0.90%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919593

Q450519-F (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash Series Shares | PTSXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$107	1.05%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919585

Q450519-G (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Class R Shares | PTRXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$117	1.15%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919577

Q450519-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Service Shares | PRCXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N617

Q450519-E (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Trust Shares | PTTXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.68%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919619

Q450519-J (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Wealth Shares | PCOXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$20	0.20%

Key Fund Statistics

  Net Assets$103,599,328,299
  Number of Investments235
  Total Advisory Fees Paid$122,469,917

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N625

Q450519-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Administrative Shares | TODXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
49.4%
U.S. Treasury Securities
46.8%

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R302

Q450531-H (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Advisor Shares | TOVXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R203

Q450531-G (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Capital Shares | TOCXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N823

Q450531-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Cash Management Shares | TOMXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$71	0.70%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R401

Q450531-J (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Automated Shares | TOAXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919726

Q450531-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Institutional Shares | TOIXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N500

Q450531-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Premier Shares | TOPXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R500

Q450531-K (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Select Shares | TOLXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$18	0.18%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R609

Q450531-F (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Service Shares | TOSXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N872

Q450531-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Trust Shares | TOTXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$67	0.66%

Key Fund Statistics

  Net Assets$56,397,422,121
  Number of Investments75
  Total Advisory Fees Paid$41,193,942

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N120

Q450531-E (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Automated Shares | TATXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of May 29, 2026 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Automated Shares	$9Footnote Reference*	0.50%
Footnote	Description
Footnote*	Based on operations for the period from May 29, 2026 to July 31, 2026. Expenses for the full year would be higher.

Key Fund Statistics

  Net Assets$13,729,709,018
  Number of Investments66
  Total Advisory Fees Paid$15,281,088

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
56.0%
U.S. Treasury Securities
43.8%

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R849

28731-E (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash II Shares | TTIXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$91	0.90%

Key Fund Statistics

  Net Assets$13,729,709,018
  Number of Investments66
  Total Advisory Fees Paid$15,281,088

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919551

28731-B (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash Series Shares | TCSXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$106	1.04%

Key Fund Statistics

  Net Assets$13,729,709,018
  Number of Investments66
  Total Advisory Fees Paid$15,281,088

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919569

28731-C (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Institutional Shares | TTOXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Key Fund Statistics

  Net Assets$13,729,709,018
  Number of Investments66
  Total Advisory Fees Paid$15,281,088

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N799

28731-A (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Service Shares | TTQXX

Annual Shareholder Report - July 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Key Fund Statistics

  Net Assets$13,729,709,018
  Number of Investments66
  Total Advisory Fees Paid$15,281,088

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R864

28731-D (09/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $408,476

Fiscal year ended 2025 - $406,082

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $4,326*

Fiscal year ended 2025 - $4,326*

*Fiscal year ended 2026 & 2025 - Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $810,400

Fiscal year ended 2025 - $165,250

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
July 31, 2026

Shares | Ticker	Select | GRTXX	Institutional | GOIXX	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX	SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Principal Amount		Value
	REPURCHASE AGREEMENTS—50.8%
$ 500,000,000
Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 7/31/2026 under which Bank of Montreal will repurchase securities provided as collateral for $1,001,728,333 on 8/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2056 and the market value of those underlying securities was $1,020,311,100.
		$ 500,000,000
749,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 7/31/2026 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,002,440,000 on 8/24/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2056 and the market value of those underlying securities was $1,020,311,101.	749,000,000
550,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 7/15/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,003,364,167 on 8/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $1,021,975,684.	550,000,000
825,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.69%, dated 7/30/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,717,500 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2056 and the market value of those underlying securities was $1,020,418,262.	825,000,000
134,050,000	Interest in $1,050,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,050,319,375 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2066 and the market value of those underlying securities was $1,081,828,957.	134,050,000
900,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.65%, dated 5/4/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,018,655,556 on 8/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2033 and the market value of those underlying securities was $2,059,028,714.	900,000,000
800,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.66%, dated 7/13/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $2,006,303,333 on 8/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2056 and the market value of those underlying securities was $2,044,355,400.	800,000,000
1,650,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.69%, dated 7/30/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $2,001,230,000 on 8/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2076 and the market value of those underlying securities was $2,042,359,962.	1,650,000,000
823,700,000	Interest in $1,475,000,000 joint repurchase agreement 3.71%, dated 3/26/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,503,121,285 on 9/28/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $1,533,183,713.	823,700,000
185,000,000	Interest in $250,000,000 joint repurchase agreement 3.66%, dated 7/31/2026 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,076,250 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2056 and the market value of those underlying securities was $255,404,416.	185,000,000
2,146,209,000	Interest in $3,000,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,912,500 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2054 and the market value of those underlying securities was $3,060,930,750.	2,146,209,000
898,000,000	Interest in $3,048,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,048,924,560 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $3,109,903,105.	898,000,000
2,850,000,000	Interest in $3,700,000,000 joint repurchase agreement 3.67%, dated 7/2/2025 under which Bank of Montreal will repurchase securities provided as collateral for $3,713,201,806 on 9/10/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2066 and the market value of those underlying securities was $3,801,055,326.	2,850,000,000
465,055,000	Interest in $5,000,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,001,516,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2031 and the market value of those underlying securities was $5,100,000,101.	465,055,000
2,550,000,000	Interest in $5,000,000,000 joint repurchase agreement 3.67%, dated 7/8/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,014,781,944 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2030 and the market value of those underlying securities was $5,100,000,087.	2,550,000,000
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 2,300,000,000
Interest in $5,000,000,000 joint repurchase agreement 3.67%, dated 7/8/2026 under which J.P. Morgan Securities
LLC will repurchase securities provided as collateral for $5,014,781,944 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2029 and the market value of those underlying securities was $5,100,000,053.
		$ 2,300,000,000
189,260,000	Interest in $500,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,152,083 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/1/2056 and the market value of those underlying securities was $510,155,142.	189,260,000
322,541,000	Interest in $502,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $502,152,692 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $512,195,746.	322,541,000
1,875,000,000	Interest in $7,025,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $7,027,136,771 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/15/2068 and the market value of those underlying securities was $7,167,679,507.	1,875,000,000
350,000,000	Interest in $700,000,000 joint repurchase agreement 3.67%, dated 7/10/2026 under which Bank of Montreal will repurchase securities provided as collateral for $702,212,194 on 8/10/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2076 and the market value of those underlying securities was $722,397,079.	350,000,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 3.67%, dated 7/23/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $752,446,667 on 8/24/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $765,857,870.	500,000,000
699,500,000	Interest in $800,000,000 joint repurchase agreement 3.68%, dated 7/6/2026 under which Bank of Montreal will repurchase securities provided as collateral for $802,535,111 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2056 and the market value of those underlying securities was $818,335,574.	699,500,000
843,312,000	Interest in $900,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Mizuho Securities USA LLC will repurchase securities provided as collateral for $900,273,750 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2056 and the market value of those underlying securities was $918,533,978.	843,312,000
5,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $5,001,516,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2033 and the market value of those underlying securities was $5,100,000,081.	5,000,000,000
2,500,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - JPM will repurchase a security provided as collateral for $2,500,758,333 on 8/3/2026. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 12/31/2029 and the market value of that underlying security was $2,550,000,061.	2,500,000,000
450,002,006	Repurchase agreement 3.64%, dated 7/31/2026 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,165,882 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2036 and the market value of those underlying securities was $459,169,801.	450,002,006
2,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNP will repurchase securities provided as collateral for $2,000,606,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $2,040,618,805.	2,000,000,000
1,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - ING will repurchase securities provided as collateral for $1,000,303,333 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $1,020,309,401.	1,000,000,000
3,200,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - Wells will repurchase securities provided as collateral for $3,200,970,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $3,264,990,124.	3,200,000,000
1,500,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - MS will repurchase securities provided as collateral for $1,500,455,000 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2035 and the market value of those underlying securities was $1,530,000,072.	1,500,000,000
150,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $150,045,625 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $153,000,001.	150,000,000
Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 250,000,000
Repurchase agreement 3.65%, dated 7/31/2026 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,076,042 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
4/1/2056 and the market value of those underlying securities was $255,482,310.
		$ 250,000,000
4,000,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - SSB will repurchase securities provided as collateral for $4,001,216,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2061 and the market value of those underlying securities was $4,097,136,380.	4,000,000,000
1,000,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,304,167 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2056 and the market value of those underlying securities was $1,020,310,250.	1,000,000,000
800,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $800,243,333 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2055 and the market value of those underlying securities was $824,250,633.	800,000,000
1,100,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,100,334,583 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2066 and the market value of those underlying securities was $1,122,341,276.	1,100,000,000
3,400,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $3,401,034,167 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2064 and the market value of those underlying securities was $3,501,215,964.	3,400,000,000
700,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $700,212,917 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2056 and the market value of those underlying securities was $1,744,025,251.	700,000,000
3,000,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - JPM will repurchase securities provided as collateral for $3,000,912,500 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2067 and the market value of those underlying securities was $3,060,000,001.	3,000,000,000
450,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which BMO Bank N.A. will repurchase securities provided as collateral for $450,136,875 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2051 and the market value of those underlying securities was $463,930,777.	450,000,000
250,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Truist Bank will repurchase securities provided as collateral for $250,076,042 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2050 and the market value of those underlying securities was $255,000,000.	250,000,000
2,800,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - Mizuho will repurchase securities provided as collateral for $2,800,851,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/15/2068 and the market value of those underlying securities was $2,856,868,700.	2,800,000,000
2,500,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - CITI will repurchase securities provided as collateral for $2,500,760,417 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/15/2028 and the market value of those underlying securities was $2,550,000,002.	2,500,000,000
5,500,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - Natixis will repurchase securities provided as collateral for $5,501,672,917 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2035 and the market value of those underlying securities was $5,612,636,190.	5,500,000,000
200,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which PNC Bank, N.A. will repurchase securities provided as collateral for $200,060,833 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2056 and the market value of those underlying securities was $204,000,001.	200,000,000
3,000,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - RBC will repurchase securities provided as collateral for $3,000,912,500 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2035 and the market value of those underlying securities was $3,060,930,751.	3,000,000,000
5,000,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - RBC will repurchase securities provided as collateral for $5,001,520,833 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2035 and the market value of those underlying securities was $5,101,551,251.	5,000,000,000
Annual Financial Statements and Additional Information
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$ 6,750,000,000
Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - Credit Agricole will repurchase securities provided as collateral for $6,752,053,125 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government
Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $6,887,413,397.
			$ 6,750,000,000
500,000,000		Repurchase agreement 3.66%, dated 7/31/2026 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,152,500 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2056 and the market value of those underlying securities was $515,157,076.	500,000,000
3,500,000,000		Repurchase agreement 3.66%, dated 7/31/2026 under which Australia & New Zealand Banking Group, Ltd. will repurchase securities provided as collateral for $3,501,067,500 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2055 and the market value of those underlying securities was $3,571,605,510.	3,500,000,000
3,000,000,000		Repurchase agreement 3.66%, dated 7/31/2026 under which Fixed Income Clearing Corporation - Barclays will repurchase securities provided as collateral for $3,000,915,000 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2055 and the market value of those underlying securities was $3,060,933,320.	3,000,000,000
291,875,000		Repurchase agreement 3.67%, dated 7/31/2026 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $291,964,265 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 4/15/2030 and the market value of those underlying securities was $298,207,300.	291,875,000
1,300,000,000		Repurchase agreement 3.68%, dated 7/30/2026 under which Fixed Income Clearing Corporation - Wells will repurchase securities provided as collateral for $1,300,664,444 on 8/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2033 and the market value of those underlying securities was $1,326,406,738.	1,300,000,000
2,050,000,000		Repurchase agreement 3.68%, dated 7/30/2026 under which Fixed Income Clearing Corporation - Wells will repurchase securities provided as collateral for $2,051,466,889 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2034 and the market value of those underlying securities was $2,091,641,242.	2,050,000,000
		TOTAL REPURCHASE AGREEMENTS	90,247,504,006
		GOVERNMENT AGENCIES—25.0%
250,000,000		Federal Farm Credit System Discount Notes, 3.630%, 8/31/2026	249,243,750
253,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.695% (SOFR +0.045%), 8/3/2026	253,900,000
275,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.700% (SOFR +0.050%), 8/3/2026	275,000,000
200,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.710% (SOFR +0.060%), 8/3/2026	200,000,000
1,299,415,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.730% (SOFR +0.080%), 8/3/2026	1,299,329,564
487,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.735% (SOFR +0.085%), 8/3/2026	487,850,000
788,675,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.740% (SOFR +0.090%), 8/3/2026	788,675,000
2,897,350,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.745% (SOFR +0.095%), 8/3/2026	2,897,350,000
244,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.750% (SOFR +0.100%), 8/3/2026	244,900,000
864,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.755% (SOFR +0.105%), 8/3/2026	864,750,000
812,675,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.760% (SOFR +0.110%), 8/3/2026	812,675,000
425,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.765% (SOFR +0.115%), 8/3/2026	425,800,000
343,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.775% (SOFR +0.125%), 8/3/2026	343,850,000
710,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.780% - 3.790% (SOFR +0.140%), 8/3/2026 - 8/4/2026	710,850,000
1,525,300,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.780% (SOFR +0.130%), 8/3/2026	1,525,300,000
192,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.785% (SOFR +0.135%), 8/3/2026	192,900,000
844,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.800% (SOFR +0.150%), 8/3/2026	844,900,000
3,633,700,000		Federal Home Loan Bank System Discount Notes, 3.509% - 3.630%, 8/19/2026 - 12/11/2026	3,619,569,802
287,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.685% (SOFR +0.035%), 8/3/2026	287,900,000
799,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.690% (SOFR +0.040%), 8/3/2026	799,500,000
355,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.695% (SOFR +0.045%), 8/3/2026	355,000,000
1,417,675,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.700% (SOFR +0.050%), 8/3/2026	1,417,675,000
763,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.705% (SOFR +0.055%), 8/3/2026	763,700,000
529,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.710% (SOFR +0.060%), 8/3/2026	529,000,000
490,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.725% (SOFR +0.075%), 8/3/2026	490,750,000
371,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.730% (SOFR +0.080%), 8/3/2026	371,850,000
174,950,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.740% (SOFR +0.090%), 8/3/2026	174,950,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.760% (SOFR +0.110%), 8/3/2026	50,000,000
308,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.770% (SOFR +0.120%), 8/3/2026	308,850,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$ 365,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.775% (SOFR +0.125%), 8/3/2026	$ 365,900,000
219,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.785% (SOFR +0.135%), 8/3/2026	219,900,000
414,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.795% (SOFR +0.145%), 8/3/2026	414,800,000
362,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.830% (SOFR +0.180%), 8/3/2026	362,850,000
200,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.210% (SOFR +0.560%), 8/3/2026	200,000,000
14,700,766,667		Federal Home Loan Bank System, 3.500% - 4.255%, 10/23/2026 - 8/20/2027	14,700,766,667
399,800,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.745% (SOFR +0.095%), 8/3/2026	399,800,000
732,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.750% (SOFR +0.100%), 8/3/2026	732,000,000
573,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.780% (SOFR +0.130%), 8/3/2026	573,000,000
1,371,850,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.790% (SOFR +0.140%), 8/3/2026	1,371,850,000
913,600,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.730% (SOFR +0.080%), 8/3/2026	913,600,000
497,850,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.735% (SOFR +0.085%), 8/3/2026	497,837,943
508,800,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.740% (SOFR +0.090%), 8/3/2026	508,800,000
830,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.790% (SOFR +0.140%), 8/3/2026	830,700,000
349,850,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.910% (SOFR +0.260%), 8/3/2026	350,348,572
259,979,000	[1]	Housing and Urban Development Floating Rate Notes, 4.060% (91-day T-Bill +0.350%), 8/1/2026	259,979,000
		TOTAL GOVERNMENT AGENCIES	44,288,150,298
		U.S. TREASURIES—22.7%
	[2]	U.S. Treasury Bills—15.6%
1,645,000,000		United States Treasury Bills, 3.380% - 3.840%, 12/24/2026	1,620,789,430
1,400,000,000		United States Treasury Bills, 3.390%, 1/21/2027	1,377,192,831
2,658,000,000		United States Treasury Bills, 3.460% - 3.470%, 11/27/2026	2,627,828,091
940,000,000		United States Treasury Bills, 3.500%, 8/13/2026	938,903,334
225,880,000		United States Treasury Bills, 3.500%, 8/20/2026	225,462,749
2,397,000,000		United States Treasury Bills, 3.540% - 3.660%, 10/1/2026	2,382,520,329
915,000,000		United States Treasury Bills, 3.590%, 9/22/2026	910,255,217
581,500,000		United States Treasury Bills, 3.595% - 3.656%, 3/18/2027	568,140,060
1,095,000,000		United States Treasury Bills, 3.615%, 8/4/2026	1,094,670,131
478,000,000		United States Treasury Bills, 3.615%, 9/15/2026	475,840,038
1,826,000,000		United States Treasury Bills, 3.630%, 9/29/2026	1,815,136,819
2,296,000,000		United States Treasury Bills, 3.635%, 10/6/2026	2,280,699,079
1,427,000,000		United States Treasury Bills, 3.640%, 9/10/2026	1,421,228,578
912,000,000		United States Treasury Bills, 3.650%, 5/13/2027	885,646,997
3,540,000,000		United States Treasury Bills, 3.665%, 10/13/2026	3,513,691,411
939,000,000		United States Treasury Bills, 3.665%, 12/3/2026	927,146,169
1,789,000,000		United States Treasury Bills, 3.730%, 10/22/2026	1,773,800,457
960,000,000		United States Treasury Bills, 3.750%, 6/10/2027	928,699,997
1,895,000,000		United States Treasury Bills, 3.790%, 11/10/2026	1,874,850,360
		TOTAL	27,642,502,077
		U.S. Treasury Notes—7.1%
896,000,000	[1]	United States Treasury Floating Rate Notes, 3.902% (91-day T-Bill +0.050%), 8/4/2026	896,000,000
1,755,000,000	[1]	United States Treasury Floating Rate Notes, 3.950% (91-day T-Bill +0.098%), 8/4/2026	1,754,927,545
2,128,000,000	[1]	United States Treasury Floating Rate Notes, 4.012% (91-day T-Bill +0.160%), 8/4/2026	2,128,140,680
719,500,000	[1]	United States Treasury Floating Rate Notes, 4.057% (91-day T-Bill +0.205%), 8/4/2026	719,609,794
836,000,000		United States Treasury Notes, 0.750% - 3.750%, 8/31/2026	834,351,689
389,000,000		United States Treasury Notes, 0.875% - 3.500%, 9/30/2026	388,778,323
652,000,000		United States Treasury Notes, 1.125% - 4.125%, 10/31/2026	651,124,091
273,500,000		United States Treasury Notes, 1.250%, 12/31/2026	270,904,596
1,158,000,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	1,154,623,022
778,000,000		United States Treasury Notes, 2.625% - 3.875%, 5/31/2027	775,359,600
400,000,000		United States Treasury Notes, 3.750%, 6/30/2027	399,268,103
633,000,000		United States Treasury Notes, 3.875%, 3/31/2027	634,042,337
277,000,000		United States Treasury Notes, 4.125%, 2/15/2027	277,828,422
821,000,000		United States Treasury Notes, 4.250%, 11/30/2026	822,791,390
Annual Financial Statements and Additional Information
5

Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$ 502,000,000	United States Treasury Notes, 4.375%, 7/15/2027	$ 503,149,914
267,000,000	United States Treasury Notes, 4.625%, 9/15/2026	267,293,475
150,000,000	United States Treasury Notes, 4.625%, 10/15/2026	150,281,795
	TOTAL	12,628,474,776
	TOTAL U.S. TREASURIES	40,270,976,853
	TOTAL INVESTMENT IN SECURITIES—98.5% (AT AMORTIZED COST)[3]	174,806,631,157
	OTHER ASSETS AND LIABILITIES - NET—1.5%[4]	2,649,258,082
	NET ASSETS—100%	$177,455,889,239

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.045	0.052	0.026	0.003
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.014	(0.000)[2]
Total From Investment Operations	0.037	0.045	0.052	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.052)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.79%	4.57%	5.37%	4.03%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.18%	0.17%	0.17%	0.17%	0.09%
Net investment income	3.71%	4.47%	5.24%	2.56%	0.25%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.13%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,418,333	$1,252,119	$927,077	$181,157	$5,921,339

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.044	0.052	0.039	0.003
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.037	0.044	0.052	0.039	0.003
Less Distributions:
Distributions from net investment income	(0.037)	(0.044)	(0.052)	(0.039)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.76%	4.53%	5.33%	3.99%	0.30%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.20%	0.10%
Net investment income	3.70%	4.43%	5.20%	3.92%	0.28%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.13%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,610,094	$34,297,775	$31,818,839	$28,952,071	$31,227,810

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.035	0.042	0.050	0.037	0.002
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.035	0.042	0.050	0.037	0.002
Less Distributions:
Distributions from net investment income	(0.035)	(0.042)	(0.050)	(0.037)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.54%	4.31%	5.10%	3.76%	0.22%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.42%	0.42%	0.42%	0.17%
Net investment income	3.48%	4.22%	4.99%	3.73%	0.19%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.13%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,622,885	$12,299,717	$11,429,684	$10,250,481	$10,082,923

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.034	0.042	0.049	0.044	0.046
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.001	(0.007)	(0.044)
Total From Investment Operations	0.034	0.042	0.050	0.037	0.002
Less Distributions:
Distributions from net investment income	(0.034)	(0.042)	(0.050)	(0.037)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.50%	4.27%	5.06%	3.73%	0.22%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.45%	0.45%	0.45%	0.14%
Net investment income	3.32%	4.17%	4.95%	4.43%	0.14%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.13%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$643,755	$123,137	$162,885	$9,462	$78

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.031	0.038	0.046	0.033	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.031	0.038	0.046	0.033	0.001
Less Distributions:
Distributions from net investment income	(0.031)	(0.038)	(0.046)	(0.033)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.11%	3.87%	4.66%	3.33%	0.12%
Ratios to Average Net Assets:
Net expenses[4]	0.83%	0.84%	0.84%	0.84%	0.27%
Net investment income	3.05%	3.80%	4.56%	3.32%	0.11%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.13%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$765,806	$638,150	$655,506	$641,702	$567,676

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.029	0.036	0.044	0.034	0.001
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	(0.003)	(0.000)[2]
Total From Investment Operations	0.029	0.037	0.044	0.031	0.001
Less Distributions:
Distributions from net investment income	(0.029)	(0.037)	(0.044)	(0.031)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.92%	3.74%	4.52%	3.18%	0.10%
Ratios to Average Net Assets:
Net expenses[4]	1.02%	0.96%	0.98%	0.98%	0.26%
Net investment income	2.90%	3.60%	4.43%	3.38%	0.08%
Expense waiver/reimbursement[5]	0.09%	0.13%	0.14%	0.18%	0.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,324,875	$9,924,997	$600,873	$902,755	$307,895

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.036	0.043	0.051	0.038	0.003
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.036	0.043	0.051	0.038	0.003
Less Distributions:
Distributions from net investment income	(0.036)	(0.043)	(0.051)	(0.038)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.66%	4.43%	5.22%	3.89%	0.26%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.30%	0.14%
Net investment income	3.59%	4.36%	5.10%	3.81%	0.24%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.13%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,228,650	$7,771,841	$10,563,189	$3,529,186	$3,094,786

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.032	0.040	0.047	0.035	0.002
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.001)	(0.000)[2]
Total From Investment Operations	0.032	0.040	0.047	0.034	0.002
Less Distributions:
Distributions from net investment income	(0.032)	(0.040)	(0.047)	(0.034)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.27%	4.03%	4.82%	3.50%	0.16%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.68%	0.69%	0.68%	0.24%
Net investment income	3.19%	3.96%	4.72%	3.52%	0.13%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.13%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,958,301	$1,397,006	$1,199,776	$1,331,183	$1,276,028

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.045	0.053	0.040	0.003
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.037	0.045	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.81%	4.58%	5.38%	4.04%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.15%	0.15%	0.09%
Net investment income	3.74%	4.49%	5.25%	3.99%	0.33%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.13%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,295,564	$101,380,542	$99,742,080	$88,718,697	$83,546,204

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.045	0.053	0.043	0.003
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.003)	(0.000)[2]
Total From Investment Operations	0.037	0.045	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.81%	4.58%	5.38%	4.04%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.15%	0.15%	0.10%
Net investment income	3.75%	4.48%	5.25%	4.30%	0.54%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.13%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,485,547	$9,218,424	$8,343,757	$8,642,312	$1,942,655

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2022[1]
	2026	2025	2024	2023
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.037	0.045	0.053	0.041	0.003
Net realized gain (loss)	(0.000)[3]	0.000[3]	0.000[3]	(0.001)	(0.000)[3]
Total From Investment Operations	0.037	0.045	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	3.81%	4.58%	5.38%	4.04%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.15%	0.15%	0.14%[6]
Net investment income	3.68%	4.47%	5.25%	4.07%	0.92%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.09%	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,102,079	$1,625,557	$2,845,220	$1,781,724	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in repurchase agreements	$90,247,504,006
Investment in securities	84,559,127,151
Investment in securities, at amortized cost and fair value	174,806,631,157
Cash	2,909,593,984
Income receivable	312,006,857
Receivable for shares sold	178,387,035
Total Assets	178,206,619,033
Liabilities:
Payable for investments purchased	268,000,000
Payable for shares redeemed	170,159,062
Income distribution payable	295,989,682
Payable for investment adviser fee (Note 5)	479,694
Payable for administrative fee (Note 5)	374,818
Payable for Directors’/Trustees’ fees (Note 5)	167,592
Payable for distribution services fee (Note 5)	4,413,171
Payable for other service fees (Notes 2 and 5)	7,422,637
Accrued expenses (Note 5)	3,723,138
Total Liabilities	750,729,794
Net assets for 177,506,359,633 shares outstanding	$177,455,889,239
Net Assets Consist of:
Paid-in capital	$177,506,537,200
Total distributable earnings (loss)	(50,647,961)
Total Net Assets	$177,455,889,239
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$1,418,333,286 ÷ 1,418,739,131 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$33,610,094,023 ÷ 33,619,795,272 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$12,622,884,712 ÷ 12,626,489,895 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$643,755,212 ÷ 643,935,764 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$765,805,636 ÷ 766,023,754 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$7,324,875,222 ÷ 7,326,965,165 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$7,228,649,922 ÷ 7,230,691,260 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,958,300,902 ÷ 1,958,865,812 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$101,295,563,933 ÷ 101,324,210,729 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$8,485,547,329 ÷ 8,487,967,936 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$2,102,079,062 ÷ 2,102,674,915 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Interest	$7,212,964,011
Expenses:
Investment adviser fee (Note 5)	277,503,690
Administrative fee (Note 5)	142,871,965
Custodian fees	5,039,193
Transfer agent fees (Note 2)	5,928,311
Directors’/Trustees’ fees (Note 5)	931,174
Auditing fees	32,543
Legal fees	11,386
Portfolio accounting fees	304,076
Distribution services fee (Note 5)	61,620,686
Other service fees (Notes 2 and 5)	89,189,321
Share registration costs	1,965,296
Printing and postage	1,603,072
Miscellaneous (Note 5)	630,101
TOTAL EXPENSES	587,630,814
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(145,681,779)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(837,072)
TOTAL WAIVERS AND REIMBURSEMENT	(146,518,851)
Net expenses	441,111,963
Net investment income	6,771,852,048
Net realized gain on investments	23,840
Change in net assets resulting from operations	$6,771,875,888
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
19

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,771,852,048	$7,550,794,625
Net realized gain (loss)	23,840	1,519,319
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,771,875,888	7,552,313,944
Distributions to Shareholders:
Select Shares	(49,547,203)	(50,502,639)
Institutional Shares	(1,346,461,845)	(1,525,053,414)
Service Shares	(419,256,518)	(503,660,283)
Administrative Shares	(13,782,110)	(6,352,161)
Cash II Shares	(21,968,762)	(27,303,736)
Cash Series Shares	(264,656,771)	(32,577,539)
Capital Shares	(272,343,255)	(408,814,262)
Trust Shares	(53,950,050)	(48,462,470)
Premier Shares	(3,842,188,529)	(4,458,960,340)
Advisor Shares	(332,325,691)	(404,395,046)
SDG Shares	(156,068,396)	(84,768,169)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,772,549,130)	(7,550,850,059)
Share Transactions:
Proceeds from sale of shares	991,059,663,038	866,073,815,983
Net asset value of shares issued to shareholders in payment of distributions declared	3,220,104,320	3,482,732,733
Cost of shares redeemed	(996,752,471,206)	(857,917,631,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,472,703,848)	11,638,917,367
Change in net assets	(2,473,377,090)	11,640,381,252
Net Assets:
Beginning of period	179,929,266,329	168,288,885,077
End of period	$177,455,889,239	$179,929,266,329
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
20

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
21

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $146,518,851 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$9,821	$—
Institutional Shares	268,127	—
Service Shares	1,744,192	—
Administrative Shares	3,095	(39)
Cash II Shares	573,537	—
Cash Series Shares	1,971,700	—
Capital Shares	55,510	—
Trust Shares	447,808	—
Premier Shares	755,639	(4,539)
Advisor Shares	68,219	(3,465)
SDG Shares	30,663	—
TOTAL	$5,928,311	$(8,043)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$297,973
Institutional Shares	17,560,955
Service Shares	30,114,716
Administrative Shares	1,037,787
Cash II Shares	1,798,024
Cash Series Shares	22,779,014
Capital Shares	11,374,591
Trust Shares	4,226,261
TOTAL	$89,189,321
For the year ended July 31, 2026, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees. Effective July 1, 2025, the Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however, the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.03% and 0.05%, respectively, until such time as approved by the Trustees. Prior to July 1, 2025, the Select Shares did not incur and pay a fee in excess of 0.02%.
Annual Financial Statements and Additional Information
22

Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	5,879,465,689	$5,879,465,689	10,407,985,198	$10,407,985,198
Shares issued to shareholders in payment of distributions declared	25,403,416	25,403,416	25,726,188	25,726,188
Shares redeemed	(5,738,595,659)	(5,738,595,659)	(10,108,602,678)	(10,108,602,678)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	166,273,446	$166,273,446	325,108,708	$325,108,708
	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	154,123,646,054	$154,123,646,054	155,068,054,465	$155,068,054,465
Shares issued to shareholders in payment of distributions declared	602,136,150	602,136,150	707,000,738	707,000,738
Shares redeemed	(155,413,269,344)	(155,413,269,344)	(153,296,299,367)	(153,296,299,368)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(687,487,140)	$(687,487,140)	2,478,755,836	$2,478,755,835
	Year Ended 7/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	41,347,283,640	$41,347,283,640	33,559,586,256	$33,559,586,256
Shares issued to shareholders in payment of distributions declared	154,100,858	154,100,858	171,169,476	171,169,476
Shares redeemed	(41,178,016,515)	(41,178,016,515)	(32,860,800,306)	(32,860,800,306)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	323,367,983	$323,367,983	869,955,426	$869,955,426
	Year Ended 7/31/2026		Year Ended 7/31/2025
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	3,366,517,738	$3,366,517,738	1,030,122,972	$1,030,122,973
Shares issued to shareholders in payment of distributions declared	1,901,470	1,901,470	1,018,323	1,018,323
Shares redeemed	(2,847,654,735)	(2,847,654,735)	(1,070,904,238)	(1,070,904,238)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	520,764,473	$520,764,473	(39,762,943)	$(39,762,942)
Annual Financial Statements and Additional Information
23

	Year Ended 7/31/2026		Year Ended 7/31/2025
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	868,115,784	$868,115,784	677,441,705	$677,441,705
Shares issued to shareholders in payment of distributions declared	21,700,127	21,700,127	26,443,383	26,443,383
Shares redeemed	(762,118,640)	(762,118,640)	(721,263,738)	(721,263,738)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	127,697,271	$127,697,271	(17,378,650)	$(17,378,650)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	5,286,395,610	$5,286,395,610	13,669,082,371	$13,669,082,371
Shares issued to shareholders in payment of distributions declared	264,542,704	264,542,704	32,531,916	32,531,916
Shares redeemed	(8,151,718,353)	(8,151,718,353)	(4,374,924,992)	(4,374,924,992)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(2,600,780,039)	$(2,600,780,039)	9,326,689,295	$9,326,689,295
	Year Ended 7/31/2026		Year Ended 7/31/2025
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	13,810,683,446	$13,810,683,446	11,089,609,788	$11,089,609,788
Shares issued to shareholders in payment of distributions declared	38,717,308	38,717,308	46,831,900	46,831,900
Shares redeemed	(14,392,702,849)	(14,392,702,849)	(13,928,860,117)	(13,928,860,117)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(543,302,095)	$(543,302,095)	(2,792,418,429)	$(2,792,418,429)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	5,363,662,544	$5,363,662,544	3,586,968,183	$3,586,968,183
Shares issued to shareholders in payment of distributions declared	34,708,251	34,708,251	33,550,844	33,550,844
Shares redeemed	(4,836,897,659)	(4,836,897,659)	(3,423,266,983)	(3,423,266,983)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	561,473,136	$561,473,136	197,252,044	$197,252,044
	Year Ended 7/31/2026		Year Ended 7/31/2025
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	674,988,706,029	$674,988,706,029	574,039,649,625	$574,039,649,626
Shares issued to shareholders in payment of distributions declared	1,660,513,326	1,660,513,326	2,012,063,963	2,012,063,963
Shares redeemed	(676,733,606,515)	(676,733,606,515)	(574,415,577,468)	(574,415,577,469)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(84,387,160)	$(84,387,160)	1,636,136,120	$1,636,136,120
	Year Ended 7/31/2026		Year Ended 7/31/2025
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	18,391,752,982	$18,391,752,982	21,814,508,710	$21,814,508,709
Shares issued to shareholders in payment of distributions declared	301,273,136	301,273,136	366,495,109	366,495,109
Shares redeemed	(19,426,018,483)	(19,426,018,506)	(21,306,344,502)	(21,306,344,521)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(732,992,365)	$(732,992,388)	874,659,317	$874,659,297
Annual Financial Statements and Additional Information
24

	Year Ended 7/31/2026		Year Ended 7/31/2025
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	67,633,433,522	$67,633,433,522	41,130,806,709	$41,130,806,709
Shares issued to shareholders in payment of distributions declared	115,107,574	115,107,574	59,900,893	59,900,893
Shares redeemed	(67,271,872,431)	(67,271,872,431)	(42,410,786,939)	(42,410,786,939)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	476,668,665	$476,668,665	(1,220,079,337)	$(1,220,079,337)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,472,703,825)	$(2,472,703,848)	11,638,917,387	$11,638,917,367
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$6,772,549,130	$7,550,850,059
As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(593,826)
Capital loss carryforwards and deferrals	$(50,054,135)
TOTAL	$(50,647,961)
As of July 31, 2026, the Fund had a capital loss carryforward of $50,054,135 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$50,054,135	$—	$50,054,135
The Fund used capital loss carryforwards of $23,840 to offset capital gains realized during the year ended July 31, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Fund’s Adviser voluntarily waived $145,681,779 of its fee and voluntarily reimbursed $8,043 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information
25

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.05%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
The Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Trustees.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$207,558	$—
Cash II Shares	2,517,233	—
Cash Series Shares	54,669,633	(829,029)
Trust Shares	4,226,262	—
TOTAL	$61,620,686	$(829,029)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2026, FSC retained $1,869,156 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2026, FSSC received $158,559 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
Annual Financial Statements and Additional Information
26

8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2026, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the year ended July 31, 2026, 100% of total ordinary income distributions qualified as business interest income for purposes of163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
27

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Government Obligations Fund and the Board of Trustees of Federated Hermes Money Market Obligations Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information
28

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
29

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
30

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
31

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential
Annual Financial Statements and Additional Information
32

economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450513 (9/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX	Advisor | PCVXX
	Service | PRCXX	Cash II | PCDXX	Cash Series | PTSXX	Capital | PCCXX
Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Principal Amount		Value
	REPURCHASE AGREEMENTS—28.7%
	Finance - Banking—28.7%
$1,450,000,000
Repurchase agreement 3.65%, dated 7/31/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,450,441,042 on 8/3/2026. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to
2/15/2052 and the market value of those underlying securities was $1,479,449,886.
		$ 1,450,000,000
1,500,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,500,456,250 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/16/2067 and the market value of those underlying securities was $1,545,469,938.	1,500,000,000
1,300,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,300,395,417 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2046 and the market value of those underlying securities was $1,326,403,644.	1,300,000,000
2,150,000,000	Interest in $3,048,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,048,924,560 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $3,109,903,105.	2,150,000,000
900,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $900,273,750 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2065 and the market value of those underlying securities was $924,376,537.	900,000,000
4,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNP will repurchase securities provided as collateral for $4,001,213,333 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2035 and the market value of those underlying securities was $4,081,237,617.	4,000,000,000
4,000,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $4,001,216,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2062 and the market value of those underlying securities was $4,118,731,537.	4,000,000,000
1,100,000,000	Repurchase agreement 3.66%, dated 7/31/2026 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,100,335,500 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2056 and the market value of those underlying securities was $1,132,483,227.	1,100,000,000
1,000,000,000	Interest in $5,000,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,001,516,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2031 and the market value of those underlying securities was $5,100,000,101.	1,000,000,000
2,953,000,000	Interest in $7,500,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $7,502,275,000 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2031 and the market value of those underlying securities was $7,650,000,078.	2,953,000,000
2,000,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,000,608,333 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2061 and the market value of those underlying securities was $2,040,000,001.	2,000,000,000
1,150,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,150,349,792 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2070 and the market value of those underlying securities was $1,184,860,286.	1,150,000,000
1,000,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Societe Generale, Paris will repurchase securities provided as collateral for $1,000,304,167 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2056 and the market value of those underlying securities was $1,020,310,785.	1,000,000,000
550,000,000	Interest in $1,250,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,250,380,208 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2056 and the market value of those underlying securities was $1,276,973,010.	550,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 425,000,000
Interest in $3,000,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Sumitomo Mitsui
Banking Corp. will repurchase securities provided as collateral for $3,000,912,500 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government
Agency and U.S. Treasury securities with various maturities to 11/20/2054 and the market value of those underlying securities was $3,060,930,750.
		$ 425,000,000
4,230,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,231,286,625 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/26/2060 and the market value of those underlying securities was $4,323,114,022.	4,230,000,000
	TOTAL REPURCHASE AGREEMENTS	29,708,000,000
	OTHER REPURCHASE AGREEMENTS—24.1%
	Finance - Banking—24.1%
35,000,000	BMO Capital Markets Corp., 3.78%, dated 7/31/2026, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,011,025 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $35,711,642 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
700,000,000	BMO Capital Markets Corp., 3.73%, dated 7/31/2026, interest in a $1,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,000,310,833 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, and sovereign debt securities with a market value of $1,021,777,784 have been received as collateral and held with BNY Mellon as tri-party agent.	700,000,000
1,175,000,000	BNP Paribas S.A., 3.75%, dated 7/31/2026, interest in a $1,475,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,475,460,938 on 8/3/2026, in which asset-backed securities, corporate bonds, medium-term notes and treasury notes with a market value of $1,504,970,620 have been received as collateral and held with BNY Mellon as tri-party agent.	1,175,000,000
1,510,000,000	BNP Paribas S.A., 3.69%, dated 7/31/2026, interest in a $2,050,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,050,630,375 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, municipal bonds, treasury bonds, treasury notes and U.S. Government Agency securities with a market value of $2,091,786,089 have been received as collateral and held with BNY Mellon as tri-party agent.	1,510,000,000
10,000,000	Citigroup Global Markets, Inc., 4.13%, dated 7/31/2026, interest in a $10,000,000 collateralized loan agreement will repurchase securities provided as collateral for $10,003,442 on 8/3/2026, in which asset-backed securities and collateralized mortgage obligations with a market value of $10,203,512 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
515,000,000	Citigroup Global Markets, Inc., 4.03%, dated 2/6/2025, interest in a $515,000,000 collateralized loan agreement will repurchase securities provided as collateral for $517,017,799 on 9/10/2026, in which American depositary receipts, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and Preferred Stocks with a market value of $527,238,756 have been received as collateral and held with BNY Mellon as tri-party agent.	515,000,000
100,000,000	Citigroup Global Markets, Inc., 3.94%, dated 2/19/2026, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,076,611 on 8/13/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,033,677 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
535,000,000	Citigroup Global Markets, Inc., 4.04%, dated 10/24/2024, interest in a $685,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $687,690,528 on 9/10/2026, in which common stocks, corporate bonds and exchange-traded funds with a market value of $701,275,510 have been received as collateral and held with BNY Mellon as tri-party agent.	535,000,000
600,000,000	Citigroup Global Markets, Inc., 3.71%, dated 7/31/2026, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $750,231,875 on 8/3/2026, in which corporate bonds and treasury bonds with a market value of $765,236,513 have been received as collateral and held with BNY Mellon as tri-party agent.	600,000,000
750,000,000	Citigroup Global Markets, Inc., 4.03%, dated 1/11/2024, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $752,938,542 on 9/10/2026, in which American depositary receipts, common stocks, convertible bonds, corporate bonds and exchange-traded funds with a market value of $767,823,654 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
25,000,000	Credit Agricole S.A, 3.73%, dated 10/30/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,145,056 on 8/13/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $204,063,581 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
165,000,000	Credit Agricole S.A, 3.70%, dated 7/27/2026, interest in a $190,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $190,136,694 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $193,939,908 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 200,000,000
Credit Agricole S.A, 3.69%, dated 4/2/2026, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,143,500 on 8/13/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $204,062,900 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 200,000,000
300,000,000	Credit Agricole S.A, 3.71%, dated 7/29/2026, interest in a $365,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $365,263,307 on 8/5/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $372,491,839 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
345,000,000	Credit Agricole S.A, 3.70%, dated 7/31/2026, interest in a $395,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $395,121,792 on 8/3/2026, in which collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities, treasury notes and U.S. Government Agency securities with a market value of $403,024,229 have been received as collateral and held with BNY Mellon as tri-party agent.	345,000,000
400,000,000	Credit Agricole S.A, 3.69%, dated 4/7/2026, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,287,000 on 8/13/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $408,125,801 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
400,000,000	Credit Agricole S.A, 3.70%, dated 7/30/2026, interest in a $455,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $455,327,347 on 8/6/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities and U.S. Government Agency securities with a market value of $464,290,797 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
600,000,000	Credit Agricole S.A, 3.71%, dated 7/28/2026, interest in a $680,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $680,490,544 on 8/4/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities, treasury bills, treasury bonds, treasury notes and U.S. Government Agency securities with a market value of $694,042,313 have been received as collateral and held with BNY Mellon as tri-party agent.	600,000,000
1,525,000,000	Credit Agricole S.A, 3.69%, dated 10/30/2025, interest in a $1,800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,801,291,500 on 8/13/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities and U.S. Government Agency securities with a market value of $1,836,566,100 have been received as collateral and held with BNY Mellon as tri-party agent.	1,525,000,000
60,000,000	HSBC Securities (USA), Inc., 3.83%, dated 7/31/2026, interest in a $60,000,000 collateralized loan agreement will repurchase securities provided as collateral for $60,019,150 on 8/3/2026, in which corporate bonds with a market value of $61,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
482,000,000	HSBC Securities (USA), Inc., 3.73%, dated 7/31/2026, interest in a $882,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $882,274,155 on 8/3/2026, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $899,640,058 have been received as collateral and held with BNY Mellon as tri-party agent.	482,000,000
50,000,000	HSBC Securities (USA), Inc., 3.73%, dated 7/31/2026, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,015,542 on 8/3/2026, in which asset-backed securities with a market value of $51,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
785,000,000	ING Financial Markets LLC, 3.73%, dated 7/31/2026, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,404,083 on 8/3/2026, in which common stocks and exchange-traded funds with a market value of $1,326,412,221 have been received as collateral and held with BNY Mellon as tri-party agent.	785,000,000
1,500,000,000	J.P. Morgan Securities LLC, 3.89%, dated 6/11/2026, interest in a $1,700,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,712,307,528 on 8/17/2026, in which American depositary receipts, convertible bonds and mutual funds with a market value of $1,734,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	1,500,000,000
2,000,000,000	J.P. Morgan Securities LLC, 3.87%, dated 6/5/2026, interest in a $2,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,314,587,750 on 8/3/2026, in which corporate bonds, medium-term notes, municipal bonds and sovereign debt securities with a market value of $2,346,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000,000
100,000,000	Mizuho Securities USA LLC, 4.03%, dated 12/20/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,391,806 on 9/10/2026, in which collateralized mortgage obligations with a market value of $102,376,437 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
210,000,000	Mizuho Securities USA LLC, 4.03%, dated 7/31/2025, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,979,514 on 9/10/2026, in which collateralized mortgage obligations with a market value of $255,941,092 have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 270,000,000
Mizuho Securities USA LLC, 4.03%, dated 11/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $301,175,417 on 9/10/2026, in which collateralized mortgage obligations, corporate bonds, medium-term notes and municipal bonds with a market value of $307,129,310 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 270,000,000
1,150,000,000	Mizuho Securities USA LLC, 3.78%, dated 7/31/2026, interest in a $1,200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,200,378,000 on 8/3/2026, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes, municipal bonds and sovereign debt securities with a market value of $1,224,387,879 have been received as collateral and held with BNY Mellon as tri-party agent.	1,150,000,000
2,361,000,000	Mizuho Securities USA LLC, 3.78%, dated 7/31/2026, interest in a $2,975,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,975,937,125 on 8/3/2026, in which common stocks with a market value of $3,035,456,644 have been received as collateral and held with BNY Mellon as tri-party agent.	2,361,000,000
200,000,000	MUFG Securities Americas Inc., 3.78%, dated 7/31/2026, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,063,000 on 8/3/2026, in which American depositary receipts, collateralized mortgage obligations, common stocks, corporate bonds, exchange-traded funds, medium-term notes and mutual funds with a market value of $204,064,286 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
200,000,000	MUFG Securities Americas Inc., 3.78%, dated 7/31/2026, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,094,500 on 8/3/2026, in which American depositary receipts, convertible bonds, corporate bonds and mutual funds with a market value of $306,192,549 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
165,000,000	Pershing LLC, 3.88%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,226,333 on 8/13/2026, in which asset-backed securities, certificates of deposit, collateralized mortgage obligations, commercial paper, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,139,505 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
500,000,000	Societe Generale, Paris, 3.70%, dated 7/31/2026, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,277,500 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $918,283,117 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
525,000,000	Societe Generale, Paris, 4.00%, dated 7/31/2026, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $603,933,333 on 9/28/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, treasury bonds and treasury notes with a market value of $612,218,090 have been received as collateral and held with BNY Mellon as tri-party agent.	525,000,000
600,000,000	Societe Generale, Paris, 3.75%, dated 7/31/2026, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,250,000 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt securities, treasury bills, treasury bonds and treasury notes with a market value of $816,255,043 have been received as collateral and held with BNY Mellon as tri-party agent.	600,000,000
75,000,000	Standard Chartered Bank, 3.70%, dated 7/31/2026, interest in a $175,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $175,053,958 on 8/3/2026, in which collateralized mortgage obligations and treasury bonds with a market value of $178,555,103 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
175,000,000	Standard Chartered Bank, 3.70%, dated 7/30/2026, interest in a $175,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $175,125,903 on 8/6/2026, in which collateralized mortgage obligations, treasury bonds, treasury notes and U.S. Government Agency securities with a market value of $178,704,535 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
425,000,000	TD Securities (USA), LLC, 3.73%, dated 6/8/2026, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,362,639 on 8/13/2026, in which corporate bonds and medium-term notes with a market value of $510,159,417 have been received as collateral and held with BNY Mellon as tri-party agent.	425,000,000
175,000,000	Wells Fargo Securities LLC, 4.19%, dated 8/19/2025, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $176,833,125 on 11/4/2026, in which convertible bonds and convertible Preferred Stocks with a market value of $178,562,479 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
250,000,000	Wells Fargo Securities LLC, 4.19%, dated 2/12/2025, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $252,415,069 on 10/28/2026, in which convertible bonds with a market value of $255,089,835 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Wells Fargo Securities LLC, 3.75%, dated 7/22/2025, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,218,750 on 8/13/2026, in which corporate bonds and sovereign debt securities with a market value of $306,096,499 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
400,000,000	Wells Fargo Securities LLC, 4.19%, dated 1/29/2025, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $404,190,000 on 11/4/2026, in which convertible bonds with a market value of $408,143,570 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
		OTHER REPURCHASE AGREEMENTS—continued
		Finance - Banking—continued
$ 630,000,000
Wells Fargo Securities LLC, 4.04%, dated 2/4/2025, interest in a $630,000,000 collateralized loan agreement will repurchase securities provided as collateral for $636,363,000 on 11/4/2026, in which collateralized mortgage obligations with a market value of $642,816,877 have been received as collateral and held with BNY Mellon as tri-party agent.
			$ 630,000,000
1,020,000,000		Wells Fargo Securities LLC, 3.81%, dated 7/30/2026, interest in a $1,020,000,000 collateralized loan agreement will repurchase securities provided as collateral for $1,020,755,650 on 8/6/2026, in which convertible bonds with a market value of $1,040,840,761 have been received as collateral and held with BNY Mellon as tri-party agent.	1,020,000,000
100,000,000		Wells Fargo Securities LLC, 3.75%, dated 8/1/2025, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,072,917 on 8/13/2026, in which commercial paper and certificates of deposit with a market value of $102,031,875 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000		Wells Fargo Securities LLC, 4.19%, dated 9/12/2025, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,571,250 on 11/4/2026, in which convertible bonds with a market value of $153,054,171 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
220,000,000		Wells Fargo Securities LLC, 4.19%, dated 2/5/2025, interest in a $220,000,000 collateralized loan agreement will repurchase securities provided as collateral for $222,278,894 on 11/3/2026, in which convertible bonds with a market value of $224,478,704 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	24,968,000,000
	[1]	COMMERCIAL PAPER—17.5%
		Aerospace/Auto—0.2%
144,400,000		BMW US Capital LLC, (Guaranteed by Bayerische Motoren Werke AG), 3.744% - 3.746%, 8/6/2026 - 8/11/2026	144,293,826
90,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.963%, 8/4/2026	89,971,125
		TOTAL	234,264,951
		Consumer Products—0.1%
48,000,000		Unilever Capital Corp., (Unilever PLC GTD), 3.762%, 8/10/2026	47,955,000
		Finance - Banking—15.4%
273,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 3.853% - 3.898%, 8/20/2026 - 8/27/2026	272,331,770
75,000,000		Antalis S.A., (Societe Generale S.A. LIQ), 3.702%, 8/3/2026	74,984,583
215,000,000		Australia & New Zealand Banking Group Ltd., 4.396%, 7/20/2027	206,124,501
85,000,000		Bank of Montreal, 3.876%, 12/7/2026	83,872,711
199,500,000		Bank of New York Mellon, N.A., 4.157%, 5/21/2027	193,021,404
1,098,000,000		Bank of Nova Scotia, 4.061% - 4.186%, 4/16/2027 - 5/26/2027	1,063,351,634
150,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 3.994%, 1/6/2027	147,432,500
54,000,000		Bennington Stark Capital Co., LLC, (Societe Generale S.A. LIQ), 3.904%, 9/17/2026	53,726,460
400,000,000		BPCE S.A., 3.860%, 8/28/2026	398,854,000
290,000,000		Canadian Imperial Bank of Commerce, 3.960% - 4.250%, 10/1/2026 - 6/9/2027	281,925,228
219,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.916%, 10/29/2026	216,920,960
320,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 3.858% - 3.870%, 8/21/2026 - 9/8/2026	318,847,415
1,509,500,000		ING Bank N.V., 3.769% - 4.001%, 8/20/2026 - 12/18/2026	1,489,732,258
4,265,000,000		National Bank of Canada, 3.774% - 4.441%, 9/24/2026 - 7/12/2027	4,172,016,434
700,000,000		Paradelle Funding LLC, 3.898% - 4.452%, 9/23/2026 - 7/22/2027	682,562,185
125,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 3.955%, 10/1/2026	125,000,000
100,000,000		Podium Funding Trust, 4.016% - 4.335%, 10/27/2026 - 4/1/2027	98,385,700
2,804,000,000		Royal Bank of Canada, 3.909% - 4.001%, 9/3/2026 - 3/11/2027	2,766,929,935
1,021,000,000		Royal Bank of Canada, 4.169% - 4.403%, 6/1/2027 - 6/17/2027	984,263,381
210,000,000		Royal Bank of Canada, Three World Financial Center Branch, 3.908%, 10/7/2026	208,530,467
589,500,000		Toronto Dominion Bank, 3.896% - 4.251%, 10/1/2026 - 6/16/2027	574,883,717
720,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 3.832% - 3.883%, 8/18/2026 - 8/27/2026	718,370,533
834,000,000		Westpac Banking Corp. Ltd., 3.870% - 4.150%, 8/6/2026 - 5/13/2027	828,061,836
		TOTAL	15,960,129,612
		Finance - Retail—0.5%
112,500,000		Barton Capital S.A., 3.857% - 3.859%, 8/7/2026 - 8/14/2026	112,396,267
85,000,000		Chariot Funding LLC, 3.812%, 8/26/2026	84,775,694
100,000,000		Falcon Asset Funding LLC, 3.855%, 9/17/2026	99,499,972
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$ 82,500,000		Old Line Funding, LLC, 3.969% - 3.992%, 9/21/2026 - 11/19/2026	$ 81,778,539
40,000,000		Sheffield Receivables Co. LLC, 3.914%, 9/25/2026	39,762,278
130,000,000		Thunder Bay Funding, LLC, 3.994%, 11/18/2026	128,449,172
		TOTAL	546,661,922
		Health Care—0.2%
225,000,000		Ascension Health Alliance Senior Credit Group, 3.911%, 8/26/2026	224,390,625
		Insurance—0.2%
171,000,000		UnitedHealth Group, Inc., 3.702%, 8/4/2026	170,947,275
		Pharmaceuticals and Health Care—0.8%
585,000,000		Eli Lilly & Co., 3.744%, 8/10/2026	584,453,025
225,500,000		Novartis Finance Corp., (Guaranteed by Novartis AG), 3.714% - 3.787%, 8/26/2026 - 9/8/2026	224,641,904
		TOTAL	809,094,929
		Sovereign—0.1%
150,000,000		KFW, 3.846%, 9/17/2026	149,250,937
		TOTAL COMMERCIAL PAPER	18,142,695,251
	[2]	NOTES - VARIABLE—11.5%
		Aerospace/Auto—1.7%
450,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.950% (SOFR +0.300%), 8/3/2026	450,000,000
350,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.980% (SOFR +0.330%), 8/3/2026	350,000,000
510,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.000% (SOFR +0.350%), 8/3/2026	510,000,000
400,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.000% (SOFR +0.350%), 8/3/2026	400,000,000
		TOTAL	1,710,000,000
		Finance - Banking—8.7%
29,385,000		Alper Drive Apts., LLC, (Northern Trust Co. LOC), 3.760%, 8/6/2026	29,385,000
50,000,000		Anglesea Funding LLC, (Bank of Montreal COL)/(Bank of Nova Scotia COL)/(Lloyds Bank Corporate Markets PLC COL)/(Royal Bank of Canada COL), 4.000% (SOFR +0.350%), 8/3/2026	50,000,000
127,500,000		Bank of America N.A., 4.000% (SOFR +0.350%), 8/3/2026	127,500,000
135,000,000		Bank of Montreal, 3.990% (SOFR +0.340%), 8/3/2026	135,000,000
249,000,000		Bank of Montreal, 4.020% (SOFR +0.370%), 8/3/2026	249,000,000
295,000,000		Bank of Montreal, 4.040% (SOFR +0.390%), 8/3/2026	295,000,000
235,000,000		Bank of Montreal, 4.050% (SOFR +0.400%), 8/3/2026	235,000,000
50,000,000		Bank of Montreal, 4.060% (SOFR +0.410%), 8/3/2026	50,000,000
400,000,000		Bank of Montreal, 4.070% (SOFR +0.420%), 8/3/2026	400,000,000
225,000,000		Bank of Montreal, 4.080% (SOFR +0.430%), 8/3/2026	225,000,000
225,000,000		Bank of Montreal, 4.080% (SOFR +0.430%), 8/3/2026	225,000,000
410,000,000		Bank of Montreal, 4.100% (SOFR +0.450%), 8/3/2026	410,000,000
200,000,000		Bank of Nova Scotia, 3.950% (SOFR +0.300%), 8/3/2026	200,000,000
300,000,000		Bank of Nova Scotia, 4.010% (SOFR +0.360%), 8/3/2026	300,000,000
210,000,000		Bank of Nova Scotia, 4.050% (SOFR +0.400%), 8/3/2026	210,000,000
100,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 3.930% (SOFR +0.280%), 8/3/2026	100,000,000
173,000,000		Canadian Imperial Bank of Commerce, 4.020% (SOFR +0.370%), 8/3/2026	173,000,000
4,220,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 3.750%, 8/6/2026	4,220,000
150,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.940% (SOFR +0.290%), 8/3/2026	150,000,000
125,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.970% (SOFR +0.320%), 8/3/2026	125,000,000
30,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.980% (SOFR +0.330%), 8/3/2026	30,000,000
165,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.980% (SOFR +0.330%), 8/3/2026	165,000,000
175,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.020% (SOFR +0.370%), 8/3/2026	175,000,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.020% (SOFR +0.370%), 8/3/2026	100,000,000
150,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.020% (SOFR +0.370%), 8/3/2026	150,000,000
150,000,000		Commonwealth Bank of Australia, 3.950% (SOFR +0.300%), 8/3/2026	150,000,000
470,000,000		ING (U.S.) Funding LLC, 3.920% (SOFR +0.270%), 8/3/2026	470,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 180,000,000		J.P. Morgan Securities LLC, 4.000% (SOFR +0.350%), 8/3/2026	$ 180,000,000
272,500,000		J.P. Morgan Securities LLC, 4.000% (SOFR +0.350%), 8/3/2026	272,500,000
148,000,000		J.P. Morgan Securities LLC, 4.000% (SOFR +0.350%), 8/3/2026	148,000,000
425,000,000		MUFG Bank Ltd., 3.860% (SOFR +0.210%), 8/3/2026	425,000,000
215,000,000		National Bank of Canada, 3.950% (SOFR +0.300%), 8/3/2026	215,000,000
19,670,000		Osprey Properties LP, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 3.750%, 8/6/2026	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank, N.A. LOC), 3.770%, 8/6/2026	29,435,000
85,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 4.060% (SOFR +0.410%), 8/3/2026	85,000,000
100,000,000		Park Avenue Collateralized Notes Co., LLC, (J.P. Morgan Securities LLC COL), 4.020% (SOFR +0.370%), 8/3/2026	100,000,000
9,005,000		Richelle Marous 2025 Irrevocable Life Insurance Trust, (BMO Bank, N.A. LOC), 3.770%, 8/6/2026	9,005,000
23,920,000		Rooney Holdings, LLC, (BMO Bank, N.A. LOC), 3.770%, 8/6/2026	23,920,000
400,000,000		Standard Chartered Bank, 3.890% (SOFR +0.240%), 8/3/2026	400,000,000
110,000,000		Svenska Handelsbanken AB, 3.950% (SOFR +0.300%), 8/3/2026	110,000,000
76,108,000		Taxable Tender Option Bond Trust 2024-XF3219TX, (Series 2024-XF3219TX) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.900%, 8/6/2026	76,108,000
350,000,000		Toronto Dominion Bank, 4.050% (SOFR +0.400%), 8/3/2026	350,000,000
405,000,000		Toronto Dominion Bank, 4.050% (SOFR +0.400%), 8/3/2026	405,000,000
350,000,000		Toronto Dominion Bank, 4.050% (SOFR +0.400%), 8/3/2026	350,000,000
150,000,000		Toronto Dominion Bank, 4.050% (SOFR +0.400%), 8/3/2026	150,000,000
450,000,000		Wells Fargo Bank, N.A., 4.050% (SOFR +0.400%), 8/3/2026	450,000,000
214,000,000		Westpac Banking Corp. Ltd., 3.950% (SOFR +0.300%), 8/3/2026	214,000,000
85,000,000		Westpac Banking Corp. Ltd., 3.950% (SOFR +0.300%), 8/3/2026	85,000,000
		TOTAL	9,030,743,000
		Finance - Retail—0.1%
100,000,000		Chariot Funding LLC, 3.950% (SOFR +0.300%), 8/3/2026	100,000,000
40,000,000		Thunder Bay Funding, LLC, 3.950% (SOFR +0.300%), 8/3/2026	40,000,000
		TOTAL	140,000,000
		Government Agency—1.0%
64,000,000		24 Acq Refi Borrowers, Series 2026-A, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	64,000,000
7,445,000		2-D Max Enterprises LLC, (Federal Home Loan Bank of Atlanta LOC), 3.720%, 8/6/2026	7,445,000
15,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	15,550,000
96,970,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	96,970,000
7,280,000		Brian Luke Bobenage 2022 Family Trust, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	7,280,000
4,895,000		Brian Peterson Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	4,895,000
4,460,000		Burnett Family Trust, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	4,460,000
980,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	980,000
10,545,000		Callewart Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	10,545,000
11,800,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	11,800,000
9,860,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	9,860,000
5,695,000		Charles J. Doering Irrevocable Trust, Series 2026, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	5,695,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	5,415,000
28,220,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	28,220,000
18,000,000		CRE Impact BCM Tech Atlanta GA, LLC, 2025, (Federal Home Loan Bank of Cincinnati LOC), 3.720%, 8/6/2026	18,000,000
4,205,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 3.720%, 8/6/2026	4,205,000
20,000,000		Desert Vistas, a California LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	20,000,000
9,990,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	9,990,000
15,500,000		East Town Crossing, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	15,500,000
9,400,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	9,400,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 73,360,000		Envive Indiana 8-SNF Refinance Borrowers, Series 2026-A, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	$ 73,360,000
15,640,000		Envive Indiana 8-SNF Refinance Borrowers, Series 2026-B, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	15,640,000
10,955,000		Frank Dale Insurance Trust, Series 2025, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	10,955,000
30,000,000		HW Hellman Building, LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	30,000,000
15,900,000		Ivy Row at Jax St, LLC, (Federal Home Loan Bank of Atlanta LOC), 3.720%, 8/6/2026	15,900,000
14,730,000		Ivy Row at LA Tech, LLC, Series 2023, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	14,730,000
10,920,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 3.720%, 8/6/2026	10,920,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 3.720%, 8/6/2026	13,645,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, Series 2023, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/5/2026	5,260,000
25,000,000		Journey Investments, LLP, Series 2026, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	25,000,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	5,985,000
40,500,000		La Jolla Cove Motel and Hotel Apartments, LLC and La Jolla Cove Shops, LLC, 2026-A, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	40,500,000
7,665,000		Marvin J. Base 2019 Irrevocable Trust, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	7,665,000
13,500,000		MHF DKF Insurance Trust, 2025, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	13,500,000
22,500,000		Midtown Senior Housing LP and Avon Tower Investors LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	22,500,000
6,980,000		Morofsky Legacy Irrevocable Trust, (Series 2024), (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	6,980,000
4,785,000		Nicolai Legacy Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	4,785,000
25,000,000		Olive Development Bond I LLC, (San Marcos Project) Series 2024, (Federal Home Loan Bank of Topeka LOC), 4.150%, 8/5/2026	25,000,000
13,790,000		Our Family IV, LLC, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	13,790,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	21,000,000
32,015,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	32,015,000
4,390,000		Randall S. Raner Irrevocable Life Insurance Trust Dated March 19, 2024, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	4,390,000
9,840,000		Richard F. Wilks Spousal Gifting Trust, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	9,840,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	7,020,000
28,250,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	28,250,000
11,455,000		Sandy Jacobs Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	11,455,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 3.720%, 8/6/2026	11,260,000
12,000,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	12,000,000
7,110,000		SMZ Holdings, LLC, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	7,110,000
8,985,000		Spingola Insurance Trust, Series 2026, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	8,985,000
3,500,000		TBD Hide, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	3,500,000
18,100,000		The CLC Irrevocable Insurance Trust, Series 2026, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	18,100,000
7,780,000		The D. Neiman Legacy Trust, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	7,780,000
14,950,000		The Gathering at UC, LLC, 2025, (Federal Home Loan Bank of Atlanta LOC), 3.720%, 8/6/2026	14,950,000
18,870,000		The Greathouse 2021 Children’s Trust, Series 2025, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	18,870,000
3,360,000		The J.G. Aguirre Master Trust, Series 2026, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	3,360,000
5,675,000		The Joshua I. Kadish Irrevocable Insurance Trust - II, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	5,675,000
7,395,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	7,395,000
7,490,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	7,490,000
10,190,000		Thomas Bently Durant Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	10,190,000
37,840,000		Trustwell 4 Borrowers, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	37,840,000
17,400,000		VSL Property Holdings (AB), LLC, (Federal Home Loan Bank of Atlanta LOC), 3.720%, 8/6/2026	17,400,000
10,740,000		Walker Manufacturing Co., (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	10,740,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 7,835,000		Wild Eagle Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 3.720%, 8/6/2026	$ 7,835,000
		TOTAL	1,036,775,000
		TOTAL NOTES - VARIABLE	11,917,518,000
		CERTIFICATES OF DEPOSIT—10.4%
		Finance - Banking—10.4%
446,500,000		Bank of America N.A., 3.850% - 3.900%, 10/2/2026 - 12/4/2026	446,500,000
200,000,000		Bank of Montreal, 3.960% - 4.150%, 8/7/2026 - 11/17/2026	200,000,000
884,000,000		Bank of Nova Scotia, 3.880% - 4.180%, 3/10/2027 - 6/3/2027	884,000,000
2,702,500,000		Canadian Imperial Bank of Commerce, 3.800% - 4.250%, 8/27/2026 - 5/3/2027	2,702,500,000
639,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.750% - 3.900%, 8/25/2026 - 11/9/2026	639,000,000
550,000,000		Mizuho Bank Ltd., 3.850% - 3.900%, 8/5/2026 - 9/8/2026	550,000,000
35,000,000		Royal Bank of Canada, 3.900%, 10/1/2026	35,000,000
240,000,000		Royal Bank of Canada, 4.070% - 4.140%, 4/19/2027 - 5/20/2027	240,000,000
1,190,000,000		Sumitomo Mitsui Trust Bank Ltd., 3.870% - 3.970%, 8/13/2026 - 10/29/2026	1,190,000,000
1,745,000,000		Toronto Dominion Bank, 3.900% - 4.400%, 12/10/2026 - 7/21/2027	1,745,000,000
1,545,000,000		Truist Bank, 3.850% - 4.000%, 8/3/2026 - 10/16/2026	1,545,000,000
600,000,000		Wells Fargo Bank, N.A., 3.850% - 4.070%, 8/26/2026 - 4/16/2027	600,000,000
		TOTAL CERTIFICATES OF DEPOSIT	10,777,000,000
		BANK NOTE—3.3%
		Finance - Banking—3.3%
3,446,300,000		Bank of America N.A., 3.790% - 4.200%, 8/4/2026 - 6/4/2027	3,446,300,000
		TIME DEPOSITS—2.4%
		Finance - Banking—2.4%
1,850,000,000		ABN Amro Bank NV, 3.650% - 3.670%, 8/3/2026 - 8/6/2026	1,850,000,000
595,000,000		Royal Bank of Canada, 3.690%, 8/3/2026	595,000,000
		TOTAL TIME DEPOSITS	2,445,000,000
		TOTAL INVESTMENT IN SECURITIES—97.9% (AT AMORTIZED COST)[3]	101,404,513,251
		OTHER ASSETS AND LIABILITIES - NET—2.1%[4]	2,194,815,048
		NET ASSETS—100%	$103,599,328,299

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

In valuing the Fund’s assets as of July 31, 2026, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.035	0.042	0.051	0.038	0.002
Net realized gain (loss)	—	0.001	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.035	0.043	0.051	0.038	0.002
Less Distributions:
Distributions from net investment income	(0.035)	(0.043)	(0.051)	(0.038)	(0.002)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.035)	(0.043)	(0.051)	(0.038)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.60%	4.35%	5.23%	3.89%	0.20%
Ratios to Average Net Assets:
Net expenses[4]	0.50%	0.50%	0.49%	0.51%	0.32%
Net investment income	3.51%	4.23%	5.10%	3.70%	0.18%
Expense waiver/reimbursement[5]	0.03%	0.04%	0.04%	0.09%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,905,055	$1,327,305	$965,810	$536,771	$711,893

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.029	0.036	0.045	0.032	0.001
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.029	0.036	0.045	0.032	0.001
Less Distributions:
Distributions from net investment income	(0.029)	(0.036)	(0.045)	(0.032)	(0.001)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.029)	(0.036)	(0.045)	(0.032)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.93%	3.68%	4.56%	3.24%	0.08%
Ratios to Average Net Assets:
Net expenses[4]	1.15%	1.14%	1.13%	1.13%	0.45%
Net investment income	2.90%	3.61%	4.46%	3.23%	0.09%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.10%	0.14%	0.82%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,224	$57,042	$51,757	$48,737	$41,244

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.038	0.045	0.054	0.041	0.003
Net realized gain (loss)	—	0.001	0.000[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.038	0.046	0.054	0.041	0.003
Less Distributions:
Distributions from net investment income	(0.038)	(0.046)	(0.054)	(0.041)	(0.003)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.038)	(0.046)	(0.054)	(0.041)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.90%	4.65%	5.52%	4.20%	0.33%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.20%	0.19%
Net investment income	3.83%	4.54%	5.39%	4.42%	0.36%
Expense waiver/reimbursement[5]	0.03%	0.04%	0.04%	0.09%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,507,736	$87,059,962	$69,770,608	$44,262,167	$13,928,308

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.038	0.046	0.054	0.041	0.003
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.038	0.046	0.054	0.041	0.003
Less Distributions:
Distributions from net investment income	(0.038)	(0.046)	(0.054)	(0.041)	(0.003)
Distributions from net realized gains	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.038)	(0.046)	(0.054)	(0.041)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.90%	4.65%	5.52%	4.20%	0.33%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.20%	0.19%
Net investment income	3.84%	4.56%	5.39%	4.42%	0.75%
Expense waiver/reimbursement[5]	0.03%	0.04%	0.04%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,200,779	$2,653,891	$2,731,361	$3,288,901	$1,026,476

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.036	0.043	0.051	0.039	0.002
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.036	0.043	0.051	0.039	0.002
Less Distributions:
Distributions from net investment income	(0.036)	(0.043)	(0.051)	(0.039)	(0.002)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.036)	(0.043)	(0.051)	(0.039)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.64%	4.39%	5.26%	3.94%	0.24%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.45%	0.45%	0.45%	0.28%
Net investment income	3.58%	4.30%	5.14%	4.07%	0.23%
Expense waiver/reimbursement[5]	0.03%	0.04%	0.04%	0.09%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,538,700	$4,500,346	$4,082,531	$2,868,424	$1,479,712

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.031	0.039	0.047	0.034	0.001
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.031	0.039	0.047	0.034	0.001
Less Distributions:
Distributions from net investment income	(0.031)	(0.039)	(0.047)	(0.034)	(0.001)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.031)	(0.039)	(0.047)	(0.034)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.18%	3.93%	4.79%	3.48%	0.12%
Ratios to Average Net Assets:
Net expenses[4]	0.90%	0.90%	0.90%	0.90%	0.40%
Net investment income	3.13%	3.85%	4.69%	3.35%	0.12%
Expense waiver/reimbursement[5]	0.03%	0.04%	0.04%	0.09%	0.60%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,400,354	$1,348,655	$1,198,130	$1,061,640	$1,301,550

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.037	0.045	0.033	0.001
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.030	0.037	0.045	0.033	0.001
Less Distributions:
Distributions from net investment income	(0.030)	(0.037)	(0.045)	(0.033)	(0.001)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.030)	(0.037)	(0.045)	(0.033)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.03%	3.77%	4.64%	3.34%	0.09%
Ratios to Average Net Assets:
Net expenses[4]	1.05%	1.05%	1.05%	1.04%	0.42%
Net investment income	2.98%	3.70%	4.54%	3.45%	0.10%
Expense waiver/reimbursement[5]	0.13%	0.14%	0.15%	0.19%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$125,828	$109,040	$115,357	$72,195	$42,283

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.045	0.053	0.040	0.003
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.037	0.045	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.053)	(0.040)	(0.003)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.037)	(0.045)	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.80%	4.55%	5.42%	4.10%	0.29%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.30%	0.23%
Net investment income	3.73%	4.46%	5.29%	4.20%	0.27%
Expense waiver/reimbursement[5]	0.03%	0.04%	0.04%	0.09%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$740,110	$801,415	$787,691	$600,915	$310,975

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.034	0.041	0.049	0.036	0.002
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.034	0.041	0.049	0.036	0.002
Less Distributions:
Distributions from net investment income	(0.034)	(0.041)	(0.049)	(0.036)	(0.002)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.034)	(0.041)	(0.049)	(0.036)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.42%	4.16%	5.03%	3.69%	0.17%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.68%	0.67%	0.69%	0.33%
Net investment income	3.37%	4.07%	4.91%	3.97%	0.12%
Expense waiver/reimbursement[5]	0.03%	0.04%	0.04%	0.09%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,543	$144,211	$115,945	$48,449	$18,172

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in repurchase agreements and other repurchase agreements	$54,676,000,000
Investment in securities	46,728,513,251
Investment in securities, at amortized cost and fair value	101,404,513,251
Cash	2,102,256,359
Income receivable	304,575,759
Receivable for shares sold	267,439,096
Total Assets	104,078,784,465
Liabilities:
Payable for investments purchased	227,500,000
Payable for shares redeemed	240,455,640
Income distribution payable	5,504,972
Payable for investment adviser fee (Note 5)	349,983
Payable for administrative fee (Note 5)	218,406
Payable for Directors’/Trustees’ fees (Note 5)	92,457
Payable for distribution services fee (Note 5)	514,313
Payable for other service fees (Notes 2 and 5)	1,841,485
Accrued expenses (Note 5)	2,978,910
Total Liabilities	479,456,166
Net assets for 103,604,071,345 shares outstanding	$103,599,328,299
Net Assets Consist of:
Paid-in capital	$103,604,062,519
Total distributable earnings (loss)	(4,734,220)
Net Assets	$103,599,328,299
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,905,054,774 ÷ 1,905,141,178 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$51,223,515 ÷ 51,225,844 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$92,507,736,101 ÷ 92,511,972,614 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$2,200,778,755 ÷ 2,200,879,985 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,538,700,421 ÷ 4,538,908,679 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,400,353,539 ÷ 1,400,416,484 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$125,827,841 ÷ 125,833,673 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$740,110,368 ÷ 740,144,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$129,542,985 ÷ 129,548,888 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Interest	$4,131,612,564
Expenses:
Investment adviser fee (Note 5)	153,663,103
Administrative fee (Note 5)	79,114,900
Custodian fees	2,909,888
Transfer agent fees (Note 2)	3,282,575
Directors’/Trustees’ fees (Note 5)	507,403
Auditing fees	30,651
Legal fees	10,934
Portfolio accounting fees	289,103
Distribution services fee (Note 5)	6,234,693
Other service fees (Notes 2 and 5)	20,540,747
Share registration costs	1,773,431
Printing and postage	1,474,293
Miscellaneous (Note 5)	414,489
TOTAL EXPENSES	270,246,210
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(31,193,186)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(176,010)
TOTAL WAIVERS AND REIMBURSEMENT	(31,369,196)
Net expenses	238,877,014
Net investment income	3,892,735,550
Change in net assets resulting from operations	$3,892,735,550
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,892,735,550	$4,024,018,550
Net realized gain (loss)	—	257,492
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,892,735,550	4,024,276,042
Distributions to Shareholders:
Automated Shares	(57,481,096)	(47,021,260)
Class R Shares	(1,537,970)	(1,899,066)
Wealth Shares	(3,497,491,831)	(3,572,981,262)
Advisor Shares	(92,055,812)	(119,826,952)
Service Shares	(163,653,893)	(186,838,434)
Cash II Shares	(43,921,008)	(50,359,851)
Cash Series Shares	(3,633,259)	(4,256,855)
Capital Shares	(30,029,111)	(35,601,262)
Trust Shares	(4,486,713)	(5,156,855)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,894,290,693)	(4,023,941,797)
Share Transactions:
Proceeds from sale of shares	94,553,447,287	97,842,817,870
Net asset value of shares issued to shareholders in payment of distributions declared	3,817,106,977	3,940,619,207
Cost of shares redeemed	(92,771,537,496)	(83,601,093,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,599,016,768	18,182,343,368
Change in net assets	5,597,461,625	18,182,677,613
Net Assets:
Beginning of period	98,001,866,674	79,819,189,061
End of period	$103,599,328,299	$98,001,866,674
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $31,369,196 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$781,042	$(3,829)
Class R Shares	132,376	(2,197)
Wealth Shares	810,827	(743)
Advisor Shares	21,255	—
Service Shares	40,575	—
Cash II Shares	1,369,237	(19,402)
Cash Series Shares	118,950	(1,298)
Capital Shares	7,130	—
Trust Shares	1,183	—
TOTAL	$3,282,575	$(27,469)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $44,794 of other service fees for the year ended July 31, 2026. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$4,088,106
Class R Shares	132,022
Service Shares	11,415,748
Cash II Shares	3,503,395
Cash Series Shares	305,030
Capital Shares	803,645
Trust Shares	292,801
TOTAL	$20,540,747
For the year ended July 31, 2026, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,239,193,557	$2,239,193,557	1,467,529,999	$1,467,529,999
Shares issued to shareholders in payment of distributions declared	56,895,608	56,895,608	46,621,717	46,621,717
Shares redeemed	(1,718,296,516)	(1,718,296,516)	(1,152,655,530)	(1,152,655,530)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	577,792,649	$577,792,649	361,496,186	$361,496,186
	Year Ended 7/31/2026		Year Ended 7/31/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	15,155,461	$15,155,461	25,517,064	$25,517,064
Shares issued to shareholders in payment of distributions declared	1,531,703	1,531,703	1,894,632	1,894,632
Shares redeemed	(22,505,463)	(22,505,463)	(22,127,191)	(22,127,191)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(5,818,299)	$(5,818,299)	5,284,505	$5,284,505
	Year Ended 7/31/2026		Year Ended 7/31/2025
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	83,377,915,704	$83,377,915,704	86,546,169,577	$86,546,169,577
Shares issued to shareholders in payment of distributions declared	3,430,474,137	3,430,474,137	3,498,515,464	3,498,515,464
Shares redeemed	(81,359,210,216)	(81,359,210,223)	(72,755,577,603)	(72,755,577,606)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	5,449,179,625	$5,449,179,618	17,289,107,438	$17,289,107,435
	Year Ended 7/31/2026		Year Ended 7/31/2025
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	2,808,004,765	$2,808,004,765	3,592,725,044	$3,592,725,044
Shares issued to shareholders in payment of distributions declared	92,055,701	92,055,701	119,826,103	119,826,103
Shares redeemed	(3,353,158,546)	(3,353,158,546)	(3,790,054,906)	(3,790,054,906)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(453,098,080)	$(453,098,080)	(77,503,759)	$(77,503,759)
Annual Financial Statements and Additional Information

	Year Ended 7/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,317,841,207	$4,317,841,207	4,285,986,095	$4,285,986,095
Shares issued to shareholders in payment of distributions declared	156,382,757	156,382,757	181,495,629	181,495,629
Shares redeemed	(4,435,807,327)	(4,435,807,327)	(4,049,701,151)	(4,049,701,151)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	38,416,637	$38,416,637	417,780,573	$417,780,573
	Year Ended 7/31/2026		Year Ended 7/31/2025
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	871,245,740	$871,245,740	888,258,497	$888,258,497
Shares issued to shareholders in payment of distributions declared	43,411,434	43,411,434	49,773,630	49,773,630
Shares redeemed	(862,939,175)	(862,939,175)	(787,516,159)	(787,516,159)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	51,717,999	$51,717,999	150,515,968	$150,515,968
	Year Ended 7/31/2026		Year Ended 7/31/2025
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	156,007,634	$156,007,634	129,018,890	$129,018,890
Shares issued to shareholders in payment of distributions declared	3,595,045	3,595,045	4,206,114	4,206,114
Shares redeemed	(142,812,875)	(142,812,875)	(139,543,248)	(139,543,248)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	16,789,804	$16,789,804	(6,318,244)	$(6,318,244)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	642,659,467	$642,659,467	655,997,021	$655,997,021
Shares issued to shareholders in payment of distributions declared	28,281,515	28,281,515	33,156,723	33,156,723
Shares redeemed	(732,238,071)	(732,238,071)	(675,438,379)	(675,438,379)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(61,297,089)	$(61,297,089)	13,715,365	$13,715,365
	Year Ended 7/31/2026		Year Ended 7/31/2025
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	125,423,752	$125,423,752	251,615,683	$251,615,683
Shares issued to shareholders in payment of distributions declared	4,479,077	4,479,077	5,129,195	5,129,195
Shares redeemed	(144,569,300)	(144,569,300)	(228,479,539)	(228,479,539)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(14,666,471)	$(14,666,471)	28,265,339	$28,265,339
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,599,016,775	$5,599,016,768	18,182,343,371	$18,182,343,368
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$3,894,290,693	$4,023,941,797
As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(1,431,034)
Capital loss carryforwards and deferrals	$(3,303,186)
TOTAL	$(4,734,220)
Annual Financial Statements and Additional Information

As of July 31, 2026, the Fund had a capital loss carryforward of $3,303,186 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,303,186	$—	$3,303,186
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Adviser voluntarily waived $31,193,186 of its fee and voluntarily reimbursed $27,469 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$265,291	$(26,529)
Cash II Shares	4,904,753	—
Cash Series Shares	732,072	(122,012)
Trust Shares	332,577	—
TOTAL	$6,234,693	$(148,541)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2026, FSC retained $589,291 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2026, FSSC received $41,818 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2026, the Fund had no outstanding loans. During the year ended July 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Annual Financial Statements and Additional Information

11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2026, 74.5% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the fiscal year ended July 31, 2026, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Prime Cash Obligations Fund and the Board of Trustees of Federated Hermes Money Market Obligations Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prime Cash Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Annual Financial Statements and Additional Information

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	Institutional | POIXX	Service | PRSXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—34.9%
	Finance - Banking—34.9%
$ 300,000,000
BMO Capital Markets Corp., 3.73%, dated 7/31/2026, interest in a $1,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,000,310,833 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $1,021,777,784 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 300,000,000
521,250,000	BNP Paribas S.A., 3.69%, dated 7/31/2026, interest in a $2,050,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,050,630,375 on 8/3/2026, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes, municipal bonds, treasury bonds and treasury notes with a market value of $2,091,786,089 have been received as collateral and held with BNY Mellon as tri-party agent.	521,250,000
296,250,000	BNP Paribas S.A., 3.75%, dated 7/31/2026, interest in a $1,475,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,475,460,938 on 8/3/2026, in which asset-backed securities, corporate bonds, medium-term notes and treasury notes with a market value of $1,504,970,620 have been received as collateral and held with BNY Mellon as tri-party agent.	296,250,000
100,000,000	BofA Securities, Inc., 4.25%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,062,500 on 11/4/2026, in which American depositary receipts and exchange-traded funds with a market value of $102,397,008 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000	BofA Securities, Inc., 4.25%, dated 1/29/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,593,750 on 11/4/2026, in which American depositary receipts and convertible bonds with a market value of $153,595,511 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Citigroup Global Markets, Inc., 3.71%, dated 7/31/2026, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $750,231,875 on 8/3/2026, in which corporate bonds and treasury bonds with a market value of $765,236,513 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Citigroup Global Markets, Inc., 4.04%, dated 10/24/2024, interest in a $685,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $687,690,528 on 9/10/2026, in which common stocks, corporate bonds and exchange-traded funds with a market value of $701,275,510 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
25,000,000	Credit Agricole S.A., 3.70%, dated 7/27/2026, interest in a $190,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $190,136,694 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $193,939,908 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	Credit Agricole S.A., 3.70%, dated 7/31/2026, interest in a $395,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $395,121,792 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities and treasury notes with a market value of $403,024,229 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
55,000,000	Credit Agricole S.A., 3.70%, dated 7/30/2026, interest in a $455,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $455,327,347 on 8/6/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $464,290,797 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
65,000,000	Credit Agricole S.A., 3.71%, dated 7/29/2026, interest in a $365,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $365,263,307 on 8/5/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $372,491,839 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
80,000,000	Credit Agricole S.A., 3.71%, dated 7/28/2026, interest in a $680,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $680,490,544 on 8/4/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities, treasury bills, treasury bonds and treasury notes with a market value of $694,042,313 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
175,000,000	Credit Agricole S.A., 3.73%, dated 7/30/2026, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,145,056 on 8/13/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $204,063,581 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 275,000,000
Credit Agricole S.A., 3.69%, dated 7/30/2026, interest in a $1,800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,801,291,500 on 8/13/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $1,836,566,100 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 275,000,000
400,000,000	HSBC Securities (USA), Inc., 3.73%, dated 7/31/2026, interest in a $882,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $882,274,155 on 8/3/2026, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $899,640,058 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
500,000,000	ING Financial Markets LLC, 3.73%, dated 7/31/2026, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,404,083 on 8/3/2026, in which common stocks and exchange-traded funds with a market value of $1,326,412,221 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
200,000,000	J.P. Morgan Securities LLC, 3.89%, dated 6/11/2026, interest in a $1,700,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,712,307,528 on 8/17/2026, in which American depositary receipts, corporate bonds and mutual funds with a market value of $1,734,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
300,000,000	J.P. Morgan Securities LLC, 3.87%, dated 6/5/2026, interest in a $2,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,314,587,750 on 8/3/2026, in which corporate bonds, medium-term notes, municipal bonds and sovereign debt securities with a market value of $2,346,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
25,000,000	Mizuho Securities USA LLC, 4.03%, dated 11/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $301,175,417 on 9/10/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and municipal bonds with a market value of $307,129,310 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
40,000,000	Mizuho Securities USA LLC, 4.03%, dated 7/31/2025, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,979,514 on 9/10/2026, in which collateralized mortgage obligations with a market value of $255,941,092 have been received as collateral and held with BNY Mellon as tri-party agent.	40,000,000
50,000,000	Mizuho Securities USA LLC, 3.78%, dated 7/31/2026, interest in a $1,200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,200,378,000 on 8/3/2026, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes, municipal bonds and sovereign debt securities with a market value of $1,224,387,879 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
600,500,000	Mizuho Securities USA LLC, 3.78%, dated 7/31/2026, interest in a $2,975,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,975,937,125 on 8/3/2026, in which common stocks with a market value of $3,035,456,644 have been received as collateral and held with BNY Mellon as tri-party agent.	600,500,000
74,000,000	MUFG Securities Americas Inc., 3.78%, dated 7/31/2026, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,094,500 on 8/3/2026, in which American depositary receipts, convertible bonds, corporate bonds and medium-term notes with a market value of $306,192,549 have been received as collateral and held with BNY Mellon as tri-party agent.	74,000,000
135,000,000	Pershing LLC, 3.88%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,226,333 on 8/13/2026, in which asset-backed securities, certificates of deposit, collateralized mortgage obligations, commercial paper, common stocks, convertible bonds, corporate bonds, medium-term notes and municipal bonds with a market value of $306,139,505 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
400,000,000	Societe Generale, Paris, 3.70%, dated 7/31/2026, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,277,500 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $918,283,117 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
75,000,000	Societe Generale, Paris, 4.00%, dated 7/31/2026, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $603,933,333 on 9/28/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, treasury bonds and treasury notes with a market value of $612,218,090 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
177,500,000	Societe Generale, Paris, 3.75%, dated 7/31/2026, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,250,000 on 8/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt securities, treasury bills, treasury bonds and treasury notes with a market value of $816,255,043 have been received as collateral and held with BNY Mellon as tri-party agent.	177,500,000
74,000,000	Standard Chartered Bank, 3.70%, dated 7/31/2026, interest in a $175,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $175,053,958 on 8/3/2026, in which collateralized mortgage obligations and treasury bonds with a market value of $178,555,103 have been received as collateral and held with BNY Mellon as tri-party agent.	74,000,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
		OTHER REPURCHASE AGREEMENTS—continued
		Finance - Banking—continued
$ 75,000,000
TD Securities (USA), LLC, 3.73%, dated 6/8/2026, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,362,639 on 8/13/2026, in which corporate bonds and medium-term notes with a market value of $510,159,417 have been received as collateral and held with BNY Mellon as tri-party agent.
			$ 75,000,000
25,000,000		Wells Fargo Securities LLC, 4.19%, dated 8/19/2025, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,261,875 on 11/4/2026, in which convertible bonds with a market value of $25,508,925 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000		Wells Fargo Securities LLC, 3.75%, dated 8/1/2025, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,072,917 on 8/13/2026, in which commercial paper and sovereign debt securities with a market value of $102,032,073 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
200,000,000		Wells Fargo Securities LLC, 3.75%, dated 7/22/2025, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,145,833 on 8/13/2026, in which collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $204,283,372 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
50,000,000		Wells Fargo Securities LLC, 4.19%, dated 9/12/2025, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,523,750 on 11/4/2026, in which convertible bonds with a market value of $51,017,854 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
75,000,000		Wells Fargo Securities LLC, 3.81%, dated 7/30/2026, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,055,563 on 8/6/2026, in which convertible bonds with a market value of $76,532,632 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
125,000,000		Wells Fargo Securities LLC, 4.19%, dated 2/12/2025, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,207,535 on 10/28/2026, in which convertible bonds with a market value of $127,545,309 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $6,093,500,000)	6,093,500,000
	[1]	COMMERCIAL PAPER—20.8%
		Aerospace/Auto—0.2%
27,000,000		BMW US Capital LLC, (Guaranteed by Bayerische Motoren Werke AG), 3.744% - 3.746%, 8/6/2026 - 8/11/2026	26,977,056
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.963%, 8/4/2026	9,995,910
		TOTAL	36,972,966
		Finance - Banking—16.6%
62,949,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 3.853% - 3.898%, 8/20/2026 - 8/27/2026	62,791,195
13,400,000		Antalis S.A., (Societe Generale S.A. LIQ), 3.702%, 8/3/2026	13,395,881
100,000,000		ASB Bank Ltd., 3.790%, 8/5/2026	99,949,250
35,000,000		Australia & New Zealand Banking Group Ltd., 4.396%, 7/20/2027	33,561,528
13,500,000		Bank of Montreal, 3.876%, 12/7/2026	13,310,467
50,000,000		Bank of New York Mellon, N.A., 4.157%, 5/21/2027	48,312,465
275,000,000		Bank of Nova Scotia, 4.061% - 4.186%, 4/16/2027 - 5/26/2027	266,093,683
25,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 3.994%, 1/6/2027	24,557,670
50,000,000		BPCE S.A., 3.860%, 8/28/2026	49,858,125
60,000,000		Canadian Imperial Bank of Commerce, 3.960% - 4.250%, 10/1/2026 - 6/9/2027	59,953,782
30,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.916%, 10/29/2026	30,000,018
130,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 3.858% - 3.870%, 8/21/2026 - 9/8/2026	129,629,087
281,300,000		ING Bank N.V., 3.771% - 4.001%, 8/24/2026 - 12/18/2026	277,240,802
720,000,000		National Bank of Canada, 3.774% - 4.441%, 9/24/2026 - 7/12/2027	701,059,531
105,000,000		Paradelle Funding LLC, 3.898% - 4.452%, 9/23/2026 - 7/22/2027	102,530,626
25,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 3.955%, 10/1/2026	25,001,750
35,000,000		Podium Funding Trust, 4.016% - 4.053%, 10/8/2026 - 10/27/2026	34,721,642
365,000,000		Royal Bank of Canada, 3.909% - 4.001%, 9/3/2026 - 3/11/2027	360,698,233
194,500,000		Royal Bank of Canada, 4.169% - 4.403%, 6/1/2027 - 6/17/2027	187,366,595
40,000,000		Royal Bank of Canada, Three World Financial Center Branch, 3.908%, 10/7/2026	39,711,628
95,000,000		Toronto Dominion Bank, 3.896% - 4.251%, 10/1/2026 - 6/16/2027	92,553,870
55,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 3.832% - 3.858%, 8/19/2026 - 8/27/2026	54,856,915
194,500,000		Westpac Banking Corp. Ltd., 3.870% - 4.150%, 8/6/2026 - 5/13/2027	192,945,618
		TOTAL	2,900,100,361
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—1.4%
$ 80,000,000		Barton Capital S.A., 3.823% - 3.859%, 8/7/2026 - 8/14/2026	$ 79,937,138
53,000,000		Chariot Funding LLC, 3.812% - 3.812%, 8/6/2026 - 8/26/2026	52,935,857
50,000,000		Falcon Asset Funding LLC, 3.855%, 9/17/2026	49,747,335
42,500,000		Old Line Funding, LLC, 3.969% - 3.995%, 9/21/2026 - 11/19/2026	42,053,170
20,000,000		Thunder Bay Funding, LLC, 3.994%, 11/18/2026	19,762,278
		TOTAL	244,435,778
		Insurance—0.3%
50,000,000		UnitedHealth Group, Inc., 3.702%, 8/4/2026	49,979,550
		Pharmaceuticals and Health Care—0.9%
120,000,000		Eli Lilly & Co., 3.744%, 8/10/2026	119,878,620
25,000,000		Novartis Finance Corp., (Novartis AG GTD), 3.787%, 9/8/2026	24,899,765
		TOTAL	144,778,385
		Sovereign—1.4%
200,000,000		Caisse d’Amortissement de la Dette Sociale (CADES), 4.004%, 11/9/2026	197,838,040
50,000,000		KFW, 3.846%, 9/17/2026	49,754,400
		TOTAL	247,592,440
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,625,621,339)	3,623,859,480
		REPURCHASE AGREEMENTS—15.6%
		Banking—0.6%
100,000,000		Interest in $500,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,152,083 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/1/2056 and the market value of those underlying securities was $510,155,142.	100,000,000
		Finance - Banking—15.0%
127,000,000		Interest in $1,050,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,050,319,375 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2066 and the market value of those underlying securities was $1,081,828,957.	127,000,000
2,500,000,000		Interest in $7,025,000,000 joint repurchase agreement 3.65%, dated 7/31/2026 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $7,027,136,771 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/15/2068 and the market value of those underlying securities was $7,167,679,507.	2,500,000,000
		TOTAL	2,627,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,727,000,000)	2,727,000,000
		CERTIFICATES OF DEPOSIT—11.3%
		Finance - Banking—11.3%
40,000,000		Bank of America N.A., 3.900%, 10/2/2026	40,002,932
15,000,000		Bank of Montreal, 3.960%, 11/17/2026	14,997,149
215,000,000		Bank of Nova Scotia, 3.880% - 4.180%, 3/10/2027 - 6/3/2027	214,712,013
430,000,000		Canadian Imperial Bank of Commerce, 3.800% - 4.250%, 8/27/2026 - 5/3/2027	428,221,999
220,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.750% - 3.900%, 8/25/2026 - 11/9/2026	219,715,417
50,000,000		Mizuho Bank Ltd., 3.860% - 3.900%, 8/5/2026 - 9/8/2026	50,002,933
10,000,000		Royal Bank of Canada, 3.900%, 10/1/2026	10,000,166
35,000,000		Royal Bank of Canada, 4.070% - 4.140%, 4/19/2027 - 5/20/2027	34,967,789
325,000,000		Sumitomo Mitsui Trust Bank Ltd., 3.870% - 3.970%, 8/13/2026 - 10/29/2026	324,192,965
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.000%, 10/15/2026	100,010,140
253,500,000		Toronto Dominion Bank, 3.900% - 4.400%, 12/10/2026 - 7/21/2027	253,234,475
220,000,000		Truist Bank, 3.850% - 3.950%, 8/3/2026 - 10/16/2026	220,023,454
62,000,000		Wells Fargo Bank, N.A., 3.850% - 4.070%, 8/26/2026 - 4/16/2027	61,938,668
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,972,993,335)	1,972,020,100
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—11.0%
		Aerospace/Auto—1.3%
$ 45,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.950% (SOFR +0.300%), 8/3/2026	$ 44,995,239
60,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.980% (SOFR +0.330%), 8/3/2026	60,003,038
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.000% (SOFR +0.350%), 8/3/2026	50,010,000
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.000% (SOFR +0.350%), 8/3/2026	75,007,500
		TOTAL	230,015,777
		Finance - Banking—8.4%
20,000,000		Anglesea Funding LLC, (Bank of Montreal COL)/(Bank of Nova Scotia COL)/(Lloyds Bank Corporate Markets PLC COL)/(Royal Bank of Canada COL), 4.000% (SOFR +0.350%), 8/3/2026	20,001,095
15,000,000		Bank of Montreal, 3.990% (SOFR +0.340%), 8/3/2026	15,000,712
55,000,000		Bank of Montreal, 4.040% (SOFR +0.390%), 8/3/2026	54,999,928
40,000,000		Bank of Montreal, 4.050% (SOFR +0.400%), 8/3/2026	40,009,213
50,000,000		Bank of Montreal, 4.070% (SOFR +0.420%), 8/3/2026	50,003,569
25,000,000		Bank of Montreal, 4.080% (SOFR +0.430%), 8/3/2026	24,999,983
25,000,000		Bank of Montreal, 4.080% (SOFR +0.430%), 8/3/2026	25,000,000
40,000,000		Bank of Montreal, 4.100% (SOFR +0.450%), 8/3/2026	40,010,086
20,000,000		Bank of Nova Scotia, 3.950% (SOFR +0.300%), 8/3/2026	20,004,264
50,000,000		Bank of Nova Scotia, 4.010% (SOFR +0.360%), 8/3/2026	50,023,290
40,000,000		Bank of Nova Scotia, 4.050% (SOFR +0.400%), 8/3/2026	40,027,312
34,000,000		Canadian Imperial Bank of Commerce, 4.020% (SOFR +0.370%), 8/3/2026	34,014,198
9,280,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 3.750%, 8/6/2026	9,280,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.940% (SOFR +0.290%), 8/3/2026	50,000,078
37,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.970% (SOFR +0.320%), 8/3/2026	36,995,325
10,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.980% (SOFR +0.330%), 8/3/2026	9,999,224
40,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.980% (SOFR +0.330%), 8/3/2026	39,996,864
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.020% (SOFR +0.370%), 8/3/2026	24,999,965
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.020% (SOFR +0.370%), 8/3/2026	24,999,970
25,000,000		Commonwealth Bank of Australia, 3.950% (SOFR +0.300%), 8/3/2026	25,010,338
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 3.800%, 8/6/2026	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 3.750%, 8/6/2026	7,595,000
7,305,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 3.750%, 8/6/2026	7,305,000
50,000,000		ING (U.S.) Funding LLC, 3.920% (SOFR +0.270%), 8/3/2026	49,994,365
23,431,000		Iowa Student Loan Liquidity Corp., (Series 2023-1) Weekly VRDNs, (Royal Bank of Canada LOC), 3.720%, 8/6/2026	23,431,000
50,000,000		J.P. Morgan Securities LLC, 4.000% (SOFR +0.350%), 8/3/2026	50,006,315
50,000,000		J.P. Morgan Securities LLC, 4.000% (SOFR +0.350%), 8/3/2026	50,003,660
75,000,000		MUFG Bank Ltd., 3.860% (SOFR +0.210%), 8/3/2026	75,006,405
35,000,000		National Bank of Canada, 3.950% (SOFR +0.300%), 8/3/2026	35,012,002
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 3.780%, 8/6/2026	34,000,000
15,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 4.060% (SOFR +0.410%), 8/3/2026	15,009,651
25,000,000		Park Avenue Collateralized Notes Co., LLC, (J.P. Morgan Securities LLC COL), 4.020% (SOFR +0.370%), 8/3/2026	24,999,965
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 3.750%, 8/6/2026	18,965,000
50,000,000		Standard Chartered Bank, 3.890% (SOFR +0.240%), 8/3/2026	49,999,935
20,000,000		Svenska Handelsbanken AB, 3.950% (SOFR +0.300%), 8/3/2026	19,999,978
50,000,000		Toronto Dominion Bank, 4.050% (SOFR +0.400%), 8/3/2026	50,032,765
50,000,000		Toronto Dominion Bank, 4.050% (SOFR +0.400%), 8/3/2026	50,010,229
50,000,000		Toronto Dominion Bank, 4.050% (SOFR +0.400%), 8/3/2026	50,014,260
100,000,000		Toronto Dominion Bank, 4.050% (SOFR +0.400%), 8/3/2026	100,034,405
50,000,000		Wells Fargo Bank, N.A., 4.050% (SOFR +0.400%), 8/3/2026	50,033,640
35,000,000		Westpac Banking Corp. Ltd., 3.950% (SOFR +0.300%), 8/3/2026	35,013,405
15,000,000		Westpac Banking Corp. Ltd., 3.950% (SOFR +0.300%), 8/3/2026	15,005,789
		TOTAL	1,463,548,183
Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—0.1%
$ 10,000,000		Chariot Funding LLC, 3.950% (SOFR +0.300%), 8/3/2026	$ 10,000,044
10,000,000		Thunder Bay Funding, LLC, 3.950% (SOFR +0.300%), 8/3/2026	9,999,990
		TOTAL	20,000,034
		Government Agency—1.2%
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	51,450,000
2,330,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	2,330,000
7,500,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	7,500,000
17,060,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	17,060,000
6,500,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	6,500,000
2,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	2,000,000
1,700,000		East Town Crossing, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	1,700,000
17,030,000		Mohr Green Associates, LP, 2012-A, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	22,610,000
17,335,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	17,335,000
6,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 3.720%, 8/6/2026	6,500,000
33,000,000		TBD Hide, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	33,000,000
9,555,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 3.720%, 8/6/2026	9,555,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 3.720%, 8/6/2026	5,740,000
		TOTAL	200,310,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,913,586,000)	1,913,873,994
		TIME DEPOSITS—4.0%
		Finance - Banking—4.0%
520,000,000		ABN Amro Bank NV, 3.650% - 3.670%, 8/3/2026 - 8/6/2026	520,000,000
175,000,000		Royal Bank of Canada, 3.690%, 8/3/2026	175,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $695,000,000)	695,000,000
		BANK NOTE—1.9%
		Finance - Banking—1.9%
329,000,000		Bank of America N.A., 3.800% - 4.200%, 8/6/2026 - 6/4/2027	328,724,721
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.1%
13,309,247		Enterprise Fleet Financing LLC 2026-1, Class A1, 3.849%, 2/22/2027	13,308,146
		Equipment Lease—0.0%
1,881,157		Great America Leasing Receivables 2025-2, Class A1, 4.035%, 11/16/2026	1,881,242
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $15,190,405)	15,189,388
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $17,371,891,079)[3]	17,369,167,683
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	73,729,188
		NET ASSETS—100%	$17,442,896,871

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Annual Financial Statements and Additional Information
6

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.0002	$1.0003	$1.0002	$0.9998	$1.0005
Income From Investment Operations:
Net investment income (loss)[1]	0.0387	0.0460	0.0540	0.0413	0.0037
Net realized and unrealized gain (loss)	(0.0001)	(0.0003)	0.0001	0.0004	(0.0008)
Total From Investment Operations	0.0386	0.0457	0.0541	0.0417	0.0029
Less Distributions:
Distributions from net investment income	(0.0387)	(0.0458)	(0.0540)	(0.0413)	(0.0036)
Net Asset Value, End of Period	$1.0001	$1.0002	$1.0003	$1.0002	$0.9998
Total Return[2]	3.93%	4.67%	5.55%	4.25%	0.29%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.18%	0.18%	0.18%	0.16%
Net investment income	3.87%	4.60%	5.40%	4.17%	0.38%
Expense waiver/reimbursement[4]	0.05%	0.05%	0.06%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,324,702	$15,765,900	$16,797,152	$17,694,479	$14,232,133

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.0001	$1.0002	$1.0001	$0.9997	$1.0005
Income From Investment Operations:
Net investment income (loss)[1]	0.0362	0.0434	0.0455	0.0389	0.0019
Net realized and unrealized gain (loss)	(0.0000)[2]	(0.0001)	0.0062	0.0003	(0.0002)
Total From Investment Operations	0.0362	0.0433	0.0517	0.0392	0.0017
Less Distributions:
Distributions from net investment income	(0.0363)	(0.0434)	(0.0516)	(0.0388)	(0.0025)
Net Asset Value, End of Period	$1.0000	$1.0001	$1.0002	$1.0001	$0.9997
Total Return[3]	3.68%	4.42%	5.29%	3.99%	0.17%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.42%	0.43%	0.43%	0.26%
Net investment income	3.62%	4.34%	5.10%	3.82%	0.18%
Expense waiver/reimbursement[5]	0.05%	0.05%	0.05%	0.10%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,118,195	$873,589	$841,236	$9,456	$12,713

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in repurchase agreements and other repurchase agreements	$8,820,500,000
Investment in securities	8,548,667,683
Investment in securities, at value (identified cost $17,371,891,079)	17,369,167,683
Cash	652,419
Income receivable	45,164,920
Receivable for shares sold	109,996,057
Total Assets	17,524,981,079
Liabilities:
Payable for investments purchased	25,000,000
Payable for shares redeemed	32,878,477
Income distribution payable	23,218,818
Payable for investment adviser fee (Note 5)	44,251
Payable for administrative fee (Note 5)	36,664
Payable for Directors’/Trustees’ fees (Note 5)	14,700
Payable for other service fees (Notes 2 and 5)	268,217
Accrued expenses (Note 5)	623,081
Total Liabilities	82,084,208
Net assets for 17,441,632,419 shares outstanding	$17,442,896,871
Net Assets Consist of:
Paid-in capital	$17,448,463,765
Total distributable earnings (loss)	(5,566,894)
Net Assets	$17,442,896,871
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$16,324,701,922 ÷ 16,323,436,338 shares outstanding, no par value, unlimited shares authorized	$1.0001
Service Shares:
$1,118,194,949 ÷ 1,118,196,081 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Interest	$684,069,287
Expenses:
Investment adviser fee (Note 5)	25,320,641
Administrative fee (Note 5)	13,039,047
Custodian fees	546,044
Transfer agent fees	167,968
Directors’/Trustees’ fees (Note 5)	84,326
Auditing fees	30,202
Legal fees	10,933
Portfolio accounting fees	335,342
Other service fees (Notes 2 and 5)	2,263,050
Share registration costs	343,100
Printing and postage	79,418
Miscellaneous (Note 5)	104,630
TOTAL EXPENSES	42,324,701
Waiver of investment adviser fee (Note 5)	(8,849,791)
Net expenses	33,474,910
Net investment income	650,594,377
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	5,622
Net change in unrealized depreciation of investments	(2,317,381)
Net realized and unrealized gain (loss) on investments	(2,311,759)
Change in net assets resulting from operations	$648,282,618
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$650,594,377	$723,155,540
Net realized gain (loss)	5,622	13,804
Net change in unrealized appreciation/depreciation	(2,317,381)	(1,164,857)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	648,282,618	722,004,487
Distributions to Shareholders:
Institutional Shares	(616,002,492)	(686,111,077)
Service Shares	(34,668,524)	(36,923,101)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(650,671,016)	(723,034,178)
Share Transactions:
Proceeds from sale of shares	28,098,477,503	28,800,301,237
Net asset value of shares issued to shareholders in payment of distributions declared	370,349,814	417,755,969
Cost of shares redeemed	(27,663,031,270)	(30,215,926,094)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	805,796,047	(997,868,888)
Change in net assets	803,407,649	(998,898,579)
Net Assets:
Beginning of period	16,639,489,222	17,638,387,801
End of period	$17,442,896,871	$16,639,489,222
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund; and (4) is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
13

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $8,849,791 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$2,263,050
For the year ended July 31, 2026, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Financial Statements and Additional Information
14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,773,510,234	$26,782,160,867	27,761,616,879	$27,772,392,265
Shares issued to shareholders in payment of distributions declared	335,855,793	335,966,344	381,010,444	381,156,874
Shares redeemed	(26,548,462,522)	(26,557,105,255)	(29,171,699,702)	(29,183,869,632)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	560,903,505	$561,021,956	(1,029,072,379)	$(1,030,320,493)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,316,014,506	$1,316,316,636	1,027,602,200	$1,027,908,972
Shares issued to shareholders in payment of distributions declared	34,375,096	34,383,470	36,588,508	36,599,095
Shares redeemed	(1,105,663,827)	(1,105,926,015)	(1,031,755,201)	(1,032,056,462)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	244,725,775	$244,774,091	32,435,507	$32,451,605
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	805,629,280	$805,796,047	(996,636,872)	$(997,868,888)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$650,671,016	$723,034,178
As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$8,934
Net unrealized depreciation	$(2,723,396)
Capital loss carryforwards and deferrals	$(2,852,432)
TOTAL	$(5,566,894)
At July 31, 2026, the cost of investments for federal tax purposes was $17,371,891,079. The net unrealized depreciation of investments for federal tax purposes was $2,723,396. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $488,478 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,211,874.
Annual Financial Statements and Additional Information
15

As of July 31, 2026, the Fund had a capital loss carryforward of $2,852,432 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,367,849	$1,484,583	$2,852,432
The Fund used capital loss carryforwards of $5,622 to offset capital gains realized during the year ended July 31, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons, such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Adviser voluntarily waived $8,849,791 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2026, FSSC received $359 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
Annual Financial Statements and Additional Information
16

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2026, the Fund had no outstanding loans. During the year ended July 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2026, 71.7% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the fiscal year ended July 31, 2026, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information
17

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS OF FEDERATED HERMES INSTITUTIONAL PRIME OBLIGATIONS FUND AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
19

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
20

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
21

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential
Annual Financial Statements and Additional Information
22

economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
23

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
Q450523 (9/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	Select | TOLXX	Automated | TOAXX	Institutional | TOIXX	Advisor | TOVXX
	Service | TOSXX	Administrative | TODXX	Cash Management | TOMXX	Capital | TOCXX
	Trust | TOTXX	Premier | TOPXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Principal Amount		Value
	REPURCHASE AGREEMENTS—49.4%
$ 695,000,000
Repurchase agreement 3.64%, dated 7/31/2026 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $695,210,817 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2056 and the market value of those underlying securities was $708,900,012.
		$ 695,000,000
850,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.65%, dated 5/4/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,018,655,556 on 8/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2033 and the market value of those underlying securities was $2,059,028,714.	850,000,000
800,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $800,242,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2056 and the market value of those underlying securities was $816,247,543.	800,000,000
2,250,000,000	Interest in $7,500,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $7,502,275,000 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2031 and the market value of those underlying securities was $7,650,000,078.	2,250,000,000
500,000,000	Interest in $5,000,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,001,516,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2031 and the market value of those underlying securities was $5,100,000,101.	500,000,000
100,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,030,333 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2056 and the market value of those underlying securities was $102,000,086.	100,000,000
2,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $2,000,606,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $2,040,000,041.	2,000,000,000
747,711,750	Repurchase agreement 3.66%, dated 7/31/2026 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $747,939,802 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $763,313,357.	747,711,750
199,970,000	Repurchase agreement 3.66%, dated 7/31/2026 under which Prudential Legacy Insurance Co. Of NJ will repurchase securities provided as collateral for $200,030,991 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $204,357,646.	199,970,000
250,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Citibank, N.A. will repurchase securities provided as collateral for $250,075,833 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $255,077,427.	250,000,000
1,600,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.67%, dated 4/13/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,024,874,444 on 8/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $2,065,371,935.	1,600,000,000
400,000,000	Interest in $1,475,000,000 joint repurchase agreement 3.71%, dated 3/26/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,503,121,285 on 9/28/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $1,533,183,713.	400,000,000
700,000,000	Interest in $750,000,000 joint repurchase agreement 3.66%, dated 7/7/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $752,363,750 on 8/7/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2054 and the market value of those underlying securities was $767,099,927.	700,000,000
675,000,000	Interest in $675,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $675,204,750 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $688,708,878.	675,000,000
600,000,000	Interest in $700,000,000 joint repurchase agreement 3.66%, dated 7/13/2026 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $701,565,667 on 8/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $715,596,987.	600,000,000
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,000,000,000
Interest in $5,000,000,000 joint repurchase agreement 3.67%, dated 7/8/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,014,781,944 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2029 and the market value of those underlying securities was $5,100,000,053.
		$ 1,000,000,000
500,000,000	Interest in $5,000,000,000 joint repurchase agreement 3.67%, dated 7/8/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,014,781,944 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2030 and the market value of those underlying securities was $5,100,000,087.	500,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 3.66%, dated 7/8/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $501,677,500 on 8/10/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2056 and the market value of those underlying securities was $511,348,104.	400,000,000
800,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.66%, dated 7/13/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $2,006,303,333 on 8/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2056 and the market value of those underlying securities was $2,044,355,400.	800,000,000
1,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Goldman Sachs & Co. will repurchase a security provided as collateral for $1,000,303,333 on 8/3/2026. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 11/15/2045 and the market value of that underlying security was $1,020,309,407.	1,000,000,000
250,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 7/15/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,003,364,167 on 8/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $1,021,975,684.	250,000,000
350,000,000	Interest in $400,000,000 joint repurchase agreement 3.67%, dated 7/23/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $401,304,889 on 8/24/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $408,457,528.	350,000,000
200,000,000	Interest in $750,000,000 joint repurchase agreement 3.67%, dated 7/23/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $752,446,667 on 8/24/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $765,857,870.	200,000,000
1,240,000,000	Interest in $1,500,000,000 joint repurchase agreement 3.68%, dated 7/30/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,920,000 on 8/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2032 and the market value of those underlying securities was $1,530,625,617.	1,240,000,000
450,003,812	Repurchase agreement 3.64%, dated 7/31/2026 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,140,313 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 2/15/2051 and the market value of those underlying securities was $460,292,996.	450,003,812
4,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNP will repurchase securities provided as collateral for $4,001,213,333 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2056 and the market value of those underlying securities was $4,081,237,606.	4,000,000,000
1,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - ING will repurchase securities provided as collateral for $1,000,303,333 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $1,020,309,401.	1,000,000,000
1,500,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - CIBC will repurchase securities provided as collateral for $1,500,456,250 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 12/31/2030 and the market value of those underlying securities was $1,530,795,921.	1,500,000,000
2,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - Wells Fargo Bank will repurchase securities provided as collateral for $2,000,606,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2034 and the market value of those underlying securities was $2,040,618,850.	2,000,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.68%, dated 7/30/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,715,556 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2035 and the market value of those underlying securities was $1,020,417,085.	800,000,000
	TOTAL REPURCHASE AGREEMENTS	27,857,685,562
Annual Financial Statements and Additional Information
2

Principal Amount			Value
		U.S. TREASURIES—46.8%
	[1]	U.S. Treasury Bills—24.7%
$ 898,000,000		United States Treasury Bills, 3.380% - 3.840%, 12/24/2026	$ 885,222,599
439,000,000		United States Treasury Bills, 3.390%, 1/21/2027	431,848,323
1,625,000,000		United States Treasury Bills, 3.460% - 3.650%, 11/27/2026	1,606,200,043
635,000,000		United States Treasury Bills, 3.485% - 3.656%, 3/18/2027	620,657,012
293,000,000		United States Treasury Bills, 3.500%, 8/13/2026	292,658,167
765,000,000		United States Treasury Bills, 3.500% - 3.505%, 8/20/2026	763,586,342
585,000,000		United States Treasury Bills, 3.540%, 10/1/2026	581,490,975
870,000,000		United States Treasury Bills, 3.590%, 9/22/2026	865,488,567
345,000,000		United States Treasury Bills, 3.615%, 8/4/2026	344,896,069
480,000,000		United States Treasury Bills, 3.615%, 9/15/2026	477,831,001
588,000,000		United States Treasury Bills, 3.615%, 10/8/2026	583,984,941
574,000,000		United States Treasury Bills, 3.615%, 11/19/2026	567,659,693
1,130,000,000		United States Treasury Bills, 3.630%, 9/29/2026	1,123,277,440
691,000,000		United States Treasury Bills, 3.635%, 10/6/2026	686,395,062
435,000,000		United States Treasury Bills, 3.640%, 9/10/2026	433,240,667
281,000,000		United States Treasury Bills, 3.650%, 5/13/2027	272,880,270
1,130,000,000		United States Treasury Bills, 3.665%, 10/13/2026	1,121,602,060
282,000,000		United States Treasury Bills, 3.665%, 12/3/2026	278,440,064
565,000,000		United States Treasury Bills, 3.730%, 10/22/2026	560,199,697
585,000,000		United States Treasury Bills, 3.745%, 11/17/2026	578,427,525
292,000,000		United States Treasury Bills, 3.750%, 6/10/2027	282,479,582
590,000,000		United States Treasury Bills, 3.790%, 11/10/2026	583,726,497
		TOTAL	13,942,192,596
		U.S. Treasury Notes—22.1%
443,000,000	[2]	United States Treasury Floating Rate Notes, 3.902% (91-day T-Bill +0.050%), 8/4/2026	443,000,000
1,017,000,000	[2]	United States Treasury Floating Rate Notes, 3.940% (91-day T-Bill +0.088%), 8/4/2026	1,016,925,263
1,810,000,000	[2]	United States Treasury Floating Rate Notes, 3.950% (91-day T-Bill +0.098%), 8/4/2026	1,809,988,857
1,159,000,000	[2]	United States Treasury Floating Rate Notes, 3.955% (91-day T-Bill +0.103%), 8/4/2026	1,159,270,419
691,000,000	[2]	United States Treasury Floating Rate Notes, 4.011% (91-day T-Bill +0.159%), 8/4/2026	690,843,361
1,337,400,000	[2]	United States Treasury Floating Rate Notes, 4.012% (91-day T-Bill +0.160%), 8/4/2026	1,337,451,570
1,035,000,000	[2]	United States Treasury Floating Rate Notes, 4.042% (91-day T-Bill +0.190%), 8/4/2026	1,035,782,890
1,526,000,000	[2]	United States Treasury Floating Rate Notes, 4.057% (91-day T-Bill +0.205%), 8/4/2026	1,526,194,832
384,000,000		United States Treasury Notes, 0.875% - 3.500%, 9/30/2026	383,157,312
147,000,000		United States Treasury Notes, 1.125%, 10/31/2026	146,072,580
213,000,000		United States Treasury Notes, 1.250%, 12/31/2026	210,973,259
83,000,000		United States Treasury Notes, 1.500%, 8/15/2026	82,918,026
272,000,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	271,338,975
191,000,000		United States Treasury Notes, 2.375%, 5/15/2027	188,946,026
549,000,000		United States Treasury Notes, 2.625% - 3.875%, 5/31/2027	546,913,304
67,000,000		United States Treasury Notes, 3.750%, 8/31/2026	66,979,648
184,000,000		United States Treasury Notes, 3.750%, 6/30/2027	183,663,327
179,000,000		United States Treasury Notes, 3.875%, 3/31/2027	179,282,413
88,000,000		United States Treasury Notes, 4.125%, 2/15/2027	88,263,181
648,000,000		United States Treasury Notes, 4.125%, 2/28/2027	650,096,151
178,000,000		United States Treasury Notes, 4.250%, 11/30/2026	178,362,283
156,000,000		United States Treasury Notes, 4.375%, 7/15/2027	156,357,344
Annual Financial Statements and Additional Information
3

Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$ 85,000,000	United States Treasury Notes, 4.625%, 9/15/2026	$ 85,079,398
	TOTAL	12,437,860,419
	TOTAL U.S. TREASURIES	26,380,053,015
	TOTAL INVESTMENT IN SECURITIES—96.2% (AT AMORTIZED COST)[3]	54,237,738,577
	OTHER ASSETS AND LIABILITIES - NET—3.8%[4]	2,159,683,544
	NET ASSETS—100%	$56,397,422,121

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2023[1]
	2026	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.037	0.045	0.052	0.004
Net realized gain (loss)	0.000[3]	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.037	0.045	0.052	0.004
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.052)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	3.77%	4.55%	5.36%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.18%	0.18%	0.17%	0.17%[6]
Net investment income	3.65%	4.42%	5.21%	5.39%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,022,116	$526,462	$289,336	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.034	0.041	0.049	0.036	0.002
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.034	0.041	0.049	0.036	0.002
Less Distributions:
Distributions from net investment income	(0.034)	(0.041)	(0.049)	(0.036)	(0.002)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.034)	(0.041)	(0.049)	(0.036)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.45%	4.21%	5.01%	3.67%	0.18%
Ratios to Average Net Assets:
Net expenses[4]	0.50%	0.50%	0.50%	0.54%	0.21%
Net investment income	3.40%	4.14%	4.90%	3.52%	0.13%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.08%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,272,962	$1,309,821	$1,390,319	$1,116,884	$1,615,683

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.044	0.052	0.040	0.003
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.037	0.044	0.052	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.037)	(0.044)	(0.052)	(0.040)	(0.003)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.037)	(0.044)	(0.052)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.76%	4.52%	5.33%	4.02%	0.29%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.20%	0.12%
Net investment income	3.70%	4.44%	5.20%	4.02%	0.29%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.08%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,546,810	$31,812,496	$32,320,699	$44,853,097	$40,500,072

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2023[1]
	2026	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.037	0.045	0.053	0.004
Net realized gain (loss)	0.000[3]	—	0.000[3]	0.000[3]
Total From Investment Operations	0.037	0.045	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	3.81%	4.57%	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.15%	0.15%[6]
Net investment income	3.65%	4.25%	5.25%	5.41%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,772	$6,822	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.035	0.042	0.050	0.037	0.002
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.035	0.042	0.050	0.037	0.002
Less Distributions:
Distributions from net investment income	(0.035)	(0.042)	(0.050)	(0.037)	(0.002)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.035)	(0.042)	(0.050)	(0.037)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.53%	4.29%	5.10%	3.77%	0.20%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.42%	0.42%	0.45%	0.20%
Net investment income	3.48%	4.19%	4.99%	3.82%	0.19%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.08%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,932,434	$4,324,371	$3,886,520	$6,216,332	$4,833,929

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2023[1]
	2026	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.034	0.042	0.049	0.004
Net realized gain (loss)	0.000[3]	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.034	0.042	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.034)	(0.042)	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	3.49%	4.26%	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%	0.45%	0.45%	0.45%[6]
Net investment income	3.43%	4.17%	4.93%	5.11%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,117,981	$2,857,645	$2,781,255	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Cash Management Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2023[1]
	2026	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.030	0.039	0.047	0.004
Net realized gain (loss)	0.002	—	0.000[3]	0.000[3]
Total From Investment Operations	0.032	0.039	0.047	0.004
Less Distributions:
Distributions from net investment income	(0.032)	(0.039)	(0.047)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	3.24%	4.00%	4.80%	0.36%
Ratios to Average Net Assets:
Net expenses[5]	0.70%	0.70%	0.70%	0.70%[6]
Net investment income	3.03%	3.86%	4.70%	4.88%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,713	$94	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.036	0.043	0.051	0.039	0.002
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.036	0.043	0.051	0.039	0.002
Less Distributions:
Distributions from net investment income	(0.036)	(0.043)	(0.051)	(0.039)	(0.002)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.036)	(0.043)	(0.051)	(0.039)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.65%	4.41%	5.21%	3.92%	0.25%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.30%	0.16%
Net investment income	3.59%	4.31%	5.09%	4.08%	0.25%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.09%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,472,532	$7,340,155	$6,538,348	$4,829,109	$2,100,176

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.032	0.040	0.047	0.035	0.001
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.032	0.040	0.047	0.035	0.001
Less Distributions:
Distributions from net investment income	(0.032)	(0.040)	(0.047)	(0.035)	(0.001)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.032)	(0.040)	(0.047)	(0.035)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.29%	4.05%	4.84%	3.51%	0.14%
Ratios to Average Net Assets:
Net expenses[4]	0.66%	0.66%	0.66%	0.70%	0.27%
Net investment income	3.24%	3.95%	4.74%	3.45%	0.14%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.08%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$797,576	$724,812	$430,658	$655,941	$796,860

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2023[1]
	2026	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.037	0.045	0.052	0.004
Net realized gain (loss)	0.000[3]	(0.000)[3]	0.001	0.000[3]
Total From Investment Operations	0.037	0.045	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	3.80%	4.57%	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.15%	0.15%[6]
Net investment income	3.74%	4.45%	5.24%	5.09%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.08%	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,198,526	$9,892,758	$9,664,446	$808,502

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in repurchase agreements	$27,857,685,562
Investment in securities	26,380,053,015
Investment in securities, at amortized cost and fair value	54,237,738,577
Cash	2,117,520,730
Income receivable	68,387,407
Receivable for shares sold	143,367,150
Total Assets	56,567,013,864
Liabilities:
Payable for shares redeemed	88,266,151
Income distribution payable	75,292,361
Payable for investment adviser fee (Note 5)	109,034
Payable for administrative fee (Note 5)	118,976
Payable for Directors’/Trustees’ fees (Note 5)	50,467
Payable for distribution services fee (Note 5)	313,947
Payable for other service fees (Notes 2 and 5)	4,024,513
Accrued expenses (Note 5)	1,416,294
Total Liabilities	169,591,743
Net assets for 56,418,582,137 shares outstanding	$56,397,422,121
Net Assets Consist of:
Paid-in capital	$56,418,775,140
Total distributable earnings (loss)	(21,353,019)
Net Assets	$56,397,422,121
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$1,022,116,234 ÷ 1,022,466,522 shares outstanding, no par value, unlimited shares authorized	$1.00
Automated Shares:
$1,272,961,501 ÷ 1,273,444,194 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$28,546,810,072 ÷ 28,557,667,486 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$29,772,355 ÷ 29,783,578 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,932,434,025 ÷ 3,933,909,978 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$3,117,981,331 ÷ 3,119,157,718 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Management Shares:
$6,712,768 ÷ 6,715,300 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$7,472,532,098 ÷ 7,475,349,761 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$797,575,875 ÷ 797,869,554 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$10,198,525,862 ÷ 10,202,218,046 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Interest	$2,257,573,983
Expenses:
Investment adviser fee (Note 5)	86,888,309
Administrative fee (Note 5)	44,734,886
Custodian fees	1,599,736
Transfer agent fees (Note 2)	2,359,912
Directors’/Trustees’ fees (Note 5)	296,029
Auditing fees	34,986
Legal fees	14,684
Portfolio accounting fees	287,426
Distribution services fee (Note 5)	3,582,965
Other service fees (Notes 2 and 5)	50,065,045
Share registration costs	662,720
Printing and postage	301,765
Miscellaneous (Note 5)	274,892
TOTAL EXPENSES	191,103,355
Waiver of investment adviser fee (Note 5)	(45,694,367)
Net expenses	145,408,988
Net investment income	2,112,164,995
Net realized gain on investments	486
Change in net assets resulting from operations	$2,112,165,481
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,112,164,995	$2,552,582,126
Net realized gain (loss)	486	(3,442)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,112,165,481	2,552,578,684
Distributions to Shareholders:
Select Shares	(29,963,243)	(19,646,072)
Automated Shares	(46,122,494)	(61,342,622)
Institutional Shares	(1,125,758,232)	(1,424,047,117)
Advisor Shares	(759,726)	(195,774)
Service Shares	(158,842,003)	(180,533,147)
Administrative Shares	(104,357,867)	(116,422,013)
Cash Management Shares	(210,718)	(3,222)
Capital Shares	(264,272,950)	(307,435,200)
Trust Shares	(26,463,507)	(26,830,777)
Premier Shares	(356,009,705)	(416,152,593)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,112,760,445)	(2,552,608,537)
Share Transactions:
Proceeds from sale of shares	249,332,427,572	233,207,472,113
Net asset value of shares issued to shareholders in payment of distributions declared	1,113,832,740	1,282,369,147
Cost of shares redeemed	(252,843,678,690)	(232,996,056,711)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,397,418,378)	1,493,784,549
Change in net assets	(2,398,013,342)	1,493,754,696
Net Assets:
Beginning of period	58,795,435,463	57,301,680,767
End of period	$56,397,422,121	$58,795,435,463
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
18

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $45,694,367 is disclosed in Note 5.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Select Shares	$4,566
Automated Shares	1,265,454
Institutional Shares	171,129
Advisor Shares	116
Service Shares	784,636
Administrative Shares	17,070
Cash Management Shares	33
Capital Shares	41,343
Trust Shares	22,088
Premier Shares	53,477
TOTAL	$2,359,912
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $6,882 of other service fees for the year ended July 31, 2026. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$246,316
Automated Shares	3,388,833
Institutional Shares	14,317,494
Service Shares	11,412,124
Administrative Shares	7,603,664
Cash Management Shares	17,379
Capital Shares	11,037,858
Trust Shares	2,041,377
TOTAL	$50,065,045
For the year ended July 31, 2026, the Fund’s Advisor Shares and Premier Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees. The Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.03% and 0.05%, respectively, until such time as approved by the Trustees.
Annual Financial Statements and Additional Information
19

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026		Year Ended 7/31/2025
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	8,065,362,756	$8,065,362,756	927,804,391	$927,804,391
Shares issued to shareholders in payment of distributions declared	19,923,920	19,923,920	19,478,930	19,478,930
Shares redeemed	(7,589,463,287)	(7,589,463,287)	(710,078,642)	(710,078,642)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	495,823,389	$495,823,389	237,204,679	$237,204,679
	Year Ended 7/31/2026		Year Ended 7/31/2025
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,072,504,993	$2,072,504,993	2,148,757,925	$2,148,757,925
Shares issued to shareholders in payment of distributions declared	45,052,376	45,052,376	59,871,417	59,871,417
Shares redeemed	(2,154,392,127)	(2,154,392,127)	(2,289,167,288)	(2,289,167,288)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(36,834,758)	$(36,834,758)	(80,537,946)	$(80,537,946)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	154,810,759,310	$154,810,759,310	148,740,417,591	$148,740,417,591
Shares issued to shareholders in payment of distributions declared	523,127,197	523,127,197	627,216,983	627,216,983
Shares redeemed	(158,599,854,793)	(158,599,854,793)	(149,876,295,661)	(149,876,295,661)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,265,968,286)	$(3,265,968,286)	(508,661,087)	$(508,661,087)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	57,584,065	$57,584,065	40,903,638	$40,903,638
Shares issued to shareholders in payment of distributions declared	757,741	757,741	193,533	193,533
Shares redeemed	(35,382,073)	(35,382,073)	(34,323,326)	(34,323,326)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	22,959,733	$22,959,733	6,773,845	$6,773,845
Annual Financial Statements and Additional Information
20

	Year Ended 7/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,496,476,766	$18,496,476,766	17,245,775,078	$17,245,775,078
Shares issued to shareholders in payment of distributions declared	79,729,150	79,729,150	85,512,481	85,512,481
Shares redeemed	(18,968,177,315)	(18,968,177,315)	(16,893,326,392)	(16,893,326,392)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(391,971,399)	$(391,971,399)	437,961,167	$437,961,167
	Year Ended 7/31/2026		Year Ended 7/31/2025
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	2,702,514,492	$2,702,514,492	1,515,180,650	$1,515,180,650
Shares issued to shareholders in payment of distributions declared	30,894	30,894	—	—
Shares redeemed	(2,442,034,178)	(2,442,034,178)	(1,438,787,860)	(1,438,787,860)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	260,511,208	$260,511,208	76,392,790	$76,392,790
	Year Ended 7/31/2026		Year Ended 7/31/2025
Cash Management Shares:	Shares	Amount	Shares	Amount
Shares sold	47,364,434	$47,364,434	96,500	$96,500
Shares issued to shareholders in payment of distributions declared	13,117	13,117	1,219	1,219
Shares redeemed	(40,755,970)	(40,755,970)	(54,000)	(54,000)
NET CHANGE RESULTING FROM CASH MANAGEMENT SHARE TRANSACTIONS	6,621,581	$6,621,581	43,719	$43,719
	Year Ended 7/31/2026		Year Ended 7/31/2025
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	9,844,216,779	$9,844,216,779	10,945,232,173	$10,945,232,173
Shares issued to shareholders in payment of distributions declared	239,088,385	239,088,385	273,330,392	273,330,392
Shares redeemed	(9,950,670,449)	(9,950,670,449)	(10,416,529,800)	(10,416,529,800)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	132,634,715	$132,634,715	802,032,765	$802,032,765
	Year Ended 7/31/2026		Year Ended 7/31/2025
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,920,101,626	$1,920,101,626	6,661,259,240	$6,661,259,240
Shares issued to shareholders in payment of distributions declared	14,938,400	14,938,400	20,599,515	20,599,515
Shares redeemed	(1,862,235,876)	(1,862,235,876)	(6,387,605,819)	(6,387,605,819)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	72,804,150	$72,804,150	294,252,936	$294,252,936
	Year Ended 7/31/2026		Year Ended 7/31/2025
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	51,315,542,351	$51,315,542,351	44,982,044,927	$44,982,044,927
Shares issued to shareholders in payment of distributions declared	191,171,560	191,171,560	196,164,677	196,164,677
Shares redeemed	(51,200,712,622)	(51,200,712,622)	(44,949,887,923)	(44,949,887,923)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	306,001,289	$306,001,289	228,321,681	$228,321,681
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,397,418,378)	$(2,397,418,378)	1,493,784,549	$1,493,784,549
Annual Financial Statements and Additional Information
21

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$2,112,760,445	$2,552,608,537
As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(583,240)
Capital loss carryforwards and deferrals	$(20,769,779)
TOTAL	$(21,353,019)
As of July 31, 2026, the Fund had a capital loss carryforward of $20,769,779 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$20,766,337	$3,442	$20,769,779
The Fund used capital loss carryforwards of $487 to offset capital gains realized during the year ended July 31, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Adviser voluntarily waived $45,694,367 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash Management Shares, and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.10%
Cash Management Shares	0.30%
Trust Shares	0.25%
Annual Financial Statements and Additional Information
22

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Administrative Shares	$1,520,733
Cash Management Shares	20,855
Trust Shares	2,041,377
TOTAL	$3,582,965
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Administrative Shares can incur up to 0.10% of average daily net assets. However, the class will not incur and pay a fee in excess of 0.05% until such time as approved by the Trustees. For the year ended July 31, 2026, FSC retained $20,964 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2026, FSSC received $126,653 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18%, 0.50%, 0.20%, 0.15%, 0.45%, 0.45%, 0.70%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Annual Financial Statements and Additional Information
23

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2026, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the fiscal year ended July 31, 2026, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information
24

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Treasury Obligations Fund and the Board of Trustees of Federated Hermes Money Market Obligations Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Treasury Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2026
Annual Financial Statements and Additional Information
25

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
26

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
27

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
28

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Annual Financial Statements and Additional Information
29

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
30

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Treasury Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R609
CUSIP 608919726
CUSIP 60934N500
CUSIP 31423R203
CUSIP 60934N872
CUSIP 31423R302
CUSIP 31423R401
CUSIP 60934N823
CUSIP 60934N120
CUSIP 31423R500
Q450531 (9/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2026

Share Class | Ticker	Automated | TATXX	Institutional | TTOXX	Service | TTQXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2026
Principal Amount		Value
	REPURCHASE AGREEMENTS—56.0%
$ 90,000,000
Repurchase agreement 3.64%, dated 7/31/2026 under which Bank of Montreal will repurchase securities provided as collateral for $90,027,300 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2033 and the market value of those underlying securities was $91,827,906.
		$ 90,000,000
150,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.65%, dated 5/4/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,018,655,556 on 8/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2033 and the market value of those underlying securities was $2,059,028,714.	150,000,000
400,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.67%, dated 4/13/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,024,874,444 on 8/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $2,065,371,935.	400,000,000
100,000,000	Interest in $1,475,000,000 joint repurchase agreement 3.71%, dated 3/26/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,503,121,285 on 9/28/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $1,533,183,713.	100,000,000
100,000,000	Interest in $700,000,000 joint repurchase agreement 3.66%, dated 7/13/2026 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $701,565,667 on 8/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $715,596,987.	100,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 3.66%, dated 7/8/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $501,677,500 on 8/10/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2056 and the market value of those underlying securities was $511,348,104.	100,000,000
400,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.66%, dated 7/13/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $2,006,303,333 on 8/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2056 and the market value of those underlying securities was $2,044,355,400.	400,000,000
50,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 7/15/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,003,364,167 on 8/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $1,021,975,684.	50,000,000
50,000,000	Interest in $400,000,000 joint repurchase agreement 3.67%, dated 7/23/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $401,304,889 on 8/24/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $408,457,528.	50,000,000
50,000,000	Interest in $750,000,000 joint repurchase agreement 3.67%, dated 7/23/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $752,446,667 on 8/24/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $765,857,870.	50,000,000
50,000,000	Interest in $750,000,000 joint repurchase agreement 3.66%, dated 7/7/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $752,363,750 on 8/7/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2054 and the market value of those underlying securities was $767,099,927.	50,000,000
1,750,000,000	Repurchase agreement 3.65%, dated 7/31/2026 under which Fixed Income Clearing Corporation - CIBC will repurchase securities provided as collateral for $1,750,532,292 on 8/3/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 2/28/2033 and the market value of those underlying securities was $1,786,038,669.	1,750,000,000
1,000,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - ING will repurchase securities provided as collateral for $1,000,303,333 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2034 and the market value of those underlying securities was $1,020,309,403.	1,000,000,000
500,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - Wells Fargo Bank will repurchase securities provided as collateral for $500,151,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2032 and the market value of those underlying securities was $510,154,749.	500,000,000
250,000,000	Repurchase agreement 3.64%, dated 7/31/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $250,075,833 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2033 and the market value of those underlying securities was $255,000,041.	250,000,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$ 500,000,000
Interest in $5,000,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which J.P. Morgan Securities
LLC will repurchase securities provided as collateral for $5,001,516,667 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2031 and the market value of those underlying securities was $5,100,000,101.
			$ 500,000,000
1,297,000,000		Interest in $7,500,000,000 joint repurchase agreement 3.64%, dated 7/31/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $7,502,275,000 on 8/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2031 and the market value of those underlying securities was $7,650,000,078.	1,297,000,000
200,000,000		Interest in $5,000,000,000 joint repurchase agreement 3.67%, dated 7/8/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,014,781,944 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2029 and the market value of those underlying securities was $5,100,000,053.	200,000,000
200,000,000		Interest in $5,000,000,000 joint repurchase agreement 3.67%, dated 7/8/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,014,781,944 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2030 and the market value of those underlying securities was $5,100,000,087.	200,000,000
260,000,000		Interest in $1,500,000,000 joint repurchase agreement 3.68%, dated 7/30/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,920,000 on 8/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2032 and the market value of those underlying securities was $1,530,625,617.	260,000,000
200,000,000		Interest in $1,000,000,000 joint repurchase agreement 3.68%, dated 7/30/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,715,556 on 8/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2035 and the market value of those underlying securities was $1,020,417,085.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	7,697,000,000
	[1]	U.S. TREASURIES—43.8%
		U.S. Treasury Bills—24.0%
100,000,000		United States Treasury Bill, 3.390%, 1/21/2027	98,370,916
67,000,000		United States Treasury Bill, 3.500%, 8/13/2026	66,921,833
128,000,000		United States Treasury Bill, 3.540%, 10/1/2026	127,232,213
210,000,000		United States Treasury Bill, 3.590%, 9/22/2026	208,911,034
82,000,000		United States Treasury Bill, 3.615%, 8/4/2026	81,975,298
115,000,000		United States Treasury Bill, 3.615%, 9/15/2026	114,480,344
137,000,000		United States Treasury Bill, 3.615%, 10/8/2026	136,064,518
137,000,000		United States Treasury Bill, 3.615%, 11/19/2026	135,486,721
270,000,000		United States Treasury Bill, 3.630%, 9/29/2026	268,393,725
168,000,000		United States Treasury Bill, 3.635%, 10/6/2026	166,880,420
105,000,000		United States Treasury Bill, 3.640%, 9/10/2026	104,575,333
68,000,000		United States Treasury Bill, 3.650%, 5/13/2027	66,035,083
275,000,000		United States Treasury Bill, 3.665%, 10/13/2026	272,956,254
68,000,000		United States Treasury Bill, 3.665%, 12/3/2026	67,141,576
137,000,000		United States Treasury Bill, 3.730%, 10/22/2026	135,836,033
142,000,000		United States Treasury Bill, 3.745%, 11/17/2026	140,404,630
72,000,000		United States Treasury Bill, 3.750%, 6/10/2027	69,652,500
139,000,000		United States Treasury Bill, 3.790%, 11/10/2026	137,522,005
207,000,000		United States Treasury Bills, 3.380% - 3.840%, 12/24/2026	204,048,525
373,000,000		United States Treasury Bills, 3.460% - 3.650%, 11/27/2026	368,682,159
150,000,000		United States Treasury Bills, 3.485% - 3.656%, 3/18/2027	146,611,608
180,500,000		United States Treasury Bills, 3.500% - 3.505%, 8/20/2026	180,166,449
		TOTAL	3,298,349,177
		U.S. Treasury Notes—19.8%
107,000,000	[2]	United States Treasury Floating Rate Notes, 3.902% (91-day T-Bill +0.050%), 8/4/2026	107,000,000
233,000,000	[2]	United States Treasury Floating Rate Notes, 3.940% (91-day T-Bill +0.088%), 8/4/2026	232,982,669
350,000,000	[2]	United States Treasury Floating Rate Notes, 3.950% (91-day T-Bill +0.098%), 8/4/2026	349,997,636
286,000,000	[2]	United States Treasury Floating Rate Notes, 3.955% (91-day T-Bill +0.103%), 8/4/2026	286,067,417
150,000,000	[2]	United States Treasury Floating Rate Notes, 4.011% (91-day T-Bill +0.159%), 8/4/2026	149,965,054
276,000,000	[2]	United States Treasury Floating Rate Notes, 4.012% (91-day T-Bill +0.160%), 8/4/2026	276,010,659
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 241,000,000	[2]	United States Treasury Floating Rate Notes, 4.042% (91-day T-Bill +0.190%), 8/4/2026	$ 241,184,802
293,000,000	[2]	United States Treasury Floating Rate Notes, 4.057% (91-day T-Bill +0.205%), 8/4/2026	293,037,248
32,000,000		United States Treasury Note, 1.125%, 10/31/2026	31,798,113
47,000,000		United States Treasury Note, 1.250%, 12/31/2026	46,552,791
17,000,000		United States Treasury Note, 1.500%, 8/15/2026	16,983,210
44,000,000		United States Treasury Note, 2.375%, 5/15/2027	43,526,833
15,000,000		United States Treasury Note, 3.750%, 8/31/2026	14,995,444
44,500,000		United States Treasury Note, 3.750%, 6/30/2027	44,418,576
43,000,000		United States Treasury Note, 3.875%, 3/31/2027	43,067,665
20,000,000		United States Treasury Note, 4.125%, 2/15/2027	20,059,814
152,000,000		United States Treasury Note, 4.125%, 2/28/2027	152,491,690
39,000,000		United States Treasury Note, 4.250%, 11/30/2026	39,079,377
37,000,000		United States Treasury Note, 4.375%, 7/15/2027	37,084,755
17,000,000		United States Treasury Note, 4.625%, 9/15/2026	17,015,879
75,000,000		United States Treasury Notes, 0.875% - 3.500%, 9/30/2026	74,816,869
63,000,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	62,843,169
132,000,000		United States Treasury Notes, 2.625% - 3.875%, 5/31/2027	131,503,896
		TOTAL	2,712,483,566
		TOTAL U.S. TREASURIES	6,010,832,743
		TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)[3]	13,707,832,743
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	21,876,275
		NET ASSETS—100%	$13,729,709,018

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout the Period)1
Year Ended July 31,	Period Ended 7/31/2026
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income[2]	0.006
Net realized gain (loss)	0.000[3]
Total From Investment Operations	0.006
Less Distributions:
Distributions from net investment income	(0.006)
Net Asset Value, End of Period	$1.00
Total Return[4]	0.56%
Ratios to Average Net Assets:
Net expenses[5]	0.50%[6]
Net investment income	3.06%[6]
Expense waiver/reimbursement[7]	0.04%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,795

1	Reflects operations for the period from May 29, 2026 (commencement of operations) to July 31, 2026.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.044	0.052	0.044	0.003
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	(0.005)	(0.000)[2]
Total From Investment Operations	0.037	0.044	0.052	0.039	0.003
Less Distributions:
Distributions from net investment income	(0.037)	(0.044)	(0.052)	(0.039)	(0.003)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.037)	(0.044)	(0.052)	(0.039)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.75%	4.51%	5.32%	3.98%	0.26%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.20%	0.12%
Net investment income	3.68%	4.40%	5.19%	4.36%	0.22%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.05%	0.10%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,984,092	$10,697,218	$8,181,401	$5,050,177	$1,134,075

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2023[1]
	2026	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.034	0.042	0.049	0.004
Net realized gain (loss)	0.000[3]	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.034	0.042	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.034)	(0.042)	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	3.49%	4.25%	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%	0.45%	0.45%	0.45%[6]
Net investment income	3.43%	4.19%	4.94%	5.03%[6]
Expense waiver/reimbursement[7]	0.04%	0.04%	0.04%	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$508,314	$428,065	$436,221	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.037	0.045	0.035	0.001
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	(0.003)	(0.000)[2]
Total From Investment Operations	0.030	0.037	0.045	0.032	0.001
Less Distributions:
Distributions from net investment income	(0.030)	(0.037)	(0.045)	(0.032)	(0.001)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.030)	(0.037)	(0.045)	(0.032)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.03%	3.79%	4.59%	3.27%	0.08%
Ratios to Average Net Assets:
Net expenses[4]	0.90%	0.90%	0.90%	0.89%	0.30%
Net investment income	2.98%	3.71%	4.50%	3.50%	0.08%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.05%	0.11%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$639,585	$589,385	$507,758	$1,246,548	$691,193

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.029	0.036	0.044	0.032	0.001
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	(0.001)	(0.000)[2]
Total From Investment Operations	0.029	0.036	0.044	0.031	0.001
Less Distributions:
Distributions from net investment income	(0.029)	(0.036)	(0.044)	(0.031)	(0.001)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.029)	(0.036)	(0.044)	(0.031)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.89%	3.66%	4.44%	3.11%	0.06%
Ratios to Average Net Assets:
Net expenses[4]	1.04%	1.03%	1.04%	1.04%	0.33%
Net investment income	2.86%	3.59%	4.35%	3.17%	0.06%
Expense waiver/reimbursement[5]	0.14%	0.14%	0.15%	0.20%	0.92%
Supplemental Data:
Net assets, end of period (000 omitted)	$593,922	$656,273	$637,903	$1,080,745	$719,191

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investment in repurchase agreements	$7,697,000,000
Investment in securities	6,010,832,743
Investment in securities, at amortized cost and fair value	13,707,832,743
Cash	262,255
Income receivable	15,217,353
Receivable for shares sold	36,573,447
Total Assets	13,759,885,798
Liabilities:
Payable for shares redeemed	26,910,689
Income distribution payable	1,672,193
Payable for investment adviser fee (Note 5)	41,487
Payable for administrative fee (Note 5)	28,940
Payable for Directors’/Trustees’ fees (Note 5)	12,065
Payable for distribution services fee (Note 5)	454,171
Payable for other service fees (Notes 2 and 5)	359,672
Accrued expenses (Note 5)	697,563
Total Liabilities	30,176,780
Net assets for 13,730,485,624 shares outstanding	$13,729,709,018
Net Assets Consist of:
Paid-in capital	$13,730,485,654
Total distributable earnings (loss)	(776,636)
Net Assets	$13,729,709,018
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$3,795,372 ÷ 3,795,613 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$11,984,092,491 ÷ 11,984,767,557 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$508,314,461 ÷ 508,342,148 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$639,584,542 ÷ 639,619,554 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$593,922,152 ÷ 593,960,752 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Operations
Year Ended July 31, 2026

Investment Income:
Interest	$515,997,688
Expenses:
Investment adviser fee (Note 5)	19,940,280
Administrative fee (Note 5)	10,267,187
Custodian fees	392,022
Transfer agent fees (Note 2)	1,325,582
Directors’/Trustees’ fees (Note 5)	65,552
Auditing fees	29,757
Legal fees	11,633
Portfolio accounting fees	218,692
Distribution services fee (Note 5)	6,530,009
Other service fees (Notes 2 and 5)	4,558,188
Share registration costs	547,882
Printing and postage	200,704
Miscellaneous (Note 5)	138,595
TOTAL EXPENSES	44,226,083
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(4,659,192)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(746,081)
TOTAL WAIVERS AND REIMBURSEMENT	(5,405,273)
Net expenses	38,820,810
Net investment income	477,176,878
Net realized gain on investments	114
Change in net assets resulting from operations	$477,176,992
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

Year Ended July 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$477,176,878	$483,173,810
Net realized gain (loss)	114	(202)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	477,176,992	483,173,608
Distributions to Shareholders:
Automated Shares[1]	(6,890)	—
Institutional Shares	(422,202,484)	(420,230,150)
Service Shares	(16,300,631)	(17,081,452)
Cash II Shares	(18,676,506)	(20,673,606)
Cash Series Shares	(20,712,415)	(25,191,275)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(477,898,926)	(483,176,483)
Share Transactions:
Proceeds from sale of shares	15,338,715,107	15,163,054,061
Net asset value of shares issued to shareholders in payment of distributions declared	457,074,824	461,031,660
Cost of shares redeemed	(14,436,300,131)	(13,016,425,023)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,359,489,800	2,607,660,698
Change in net assets	1,358,767,866	2,607,657,823
Net Assets:
Beginning of period	12,370,941,152	9,763,283,329
End of period	$13,729,709,018	$12,370,941,152

1	Reflects operations for the period from May 29, 2026 (commencement of operations) to July 31, 2026.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Notes to Financial Statements
July 31, 2026
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
The Fund’s Automated Shares commenced operations on May 29, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
12

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $5,405,273 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$108	$—
Institutional Shares	75,085	(1,455)
Service Shares	3,036	—
Cash II Shares	627,277	(14,308)
Cash Series Shares	620,076	(7,235)
TOTAL	$1,325,582	$(22,998)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$536
Service Shares	1,184,580
Cash II Shares	1,565,364
Cash Series Shares	1,807,708
TOTAL	$4,558,188
For the year ended July 31, 2026, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information
13

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2026[1]		Year Ended 7/31/2025
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	4,596,800	$4,596,800	—	$—
Shares issued to shareholders in payment of distributions declared	6,328	6,328	—	—
Shares redeemed	(807,515)	(807,515)	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	3,795,613	$3,795,613	—	$—
	Year Ended 7/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,360,600,753	$10,360,600,753	10,192,930,219	$10,192,930,219
Shares issued to shareholders in payment of distributions declared	418,455,936	418,455,936	416,324,765	416,324,765
Shares redeemed	(9,491,554,872)	(9,491,554,872)	(8,093,433,989)	(8,093,433,989)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,287,501,817	$1,287,501,817	2,515,820,995	$2,515,820,995
	Year Ended 7/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,150,537,958	$1,150,537,958	973,400,108	$973,400,108
Shares issued to shareholders in payment of distributions declared	50,360	50,360	117	117
Shares redeemed	(1,070,312,981)	(1,070,312,981)	(981,556,306)	(981,556,306)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	80,275,337	$80,275,337	(8,156,081)	$(8,156,081)
	Year Ended 7/31/2026		Year Ended 7/31/2025
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	448,121,882	$448,121,882	416,964,721	$416,964,721
Shares issued to shareholders in payment of distributions declared	18,164,468	18,164,468	20,152,653	20,152,653
Shares redeemed	(416,054,476)	(416,054,476)	(355,490,586)	(355,490,586)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	50,231,874	$50,231,874	81,626,788	$81,626,788
	Year Ended 7/31/2026		Year Ended 7/31/2025
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	3,374,857,714	$3,374,857,714	3,579,759,013	$3,579,759,013
Shares issued to shareholders in payment of distributions declared	20,397,732	20,397,732	24,554,125	24,554,125
Shares redeemed	(3,457,570,287)	(3,457,570,287)	(3,585,944,142)	(3,585,944,142)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(62,314,841)	$(62,314,841)	18,368,996	$18,368,996
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,359,489,800	$1,359,489,800	2,607,660,698	$2,607,660,698

1	Reflects operations for the period from May 29, 2026 (commencement of operations) to July 31, 2026.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$477,898,926	$483,176,483
Annual Financial Statements and Additional Information
14

As of July 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(720,082)
Capital loss carryforwards and deferrals	$(56,554)
TOTAL	$(776,636)
As of July 31, 2026, the Fund had a capital loss carryforward of $56,554 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$45,545	$11,009	$56,554
The Fund used capital loss carryforwards of $114 to offset capital gains realized during the year ended July 31, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2026, the Adviser voluntarily waived $4,659,192 of its fee and voluntarily reimbursed $22,998 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,191,510	$—
Cash Series Shares	4,338,499	(723,083)
TOTAL	$6,530,009	$(723,083)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2026, FSC retained $125,585 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2026, FSSC received $401 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 0.20%, 0.45%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2026, there were no outstanding loans. During the year ended July 31, 2026, the program was not utilized.
8. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2026, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES TRUST FOR U.S. TREASURY OBLIGATIONS:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2026
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
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considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Trust for U.S. Treasury Obligations

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R849
CUSIP 60934N799
CUSIP 31423R864
CUSIP 608919551
CUSIP 608919569
28731 (9/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  September 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2026